UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Large Cap Growth Enhanced Index
Large Cap Value Enhanced Index
Large Cap Core Enhanced Index
Mid Cap Enhanced Index
Small Cap Enhanced Index
International Enhanced Index
Funds

Semiannual Report

(2_fidelity_logos) (Registered_Trademark)

August 31, 2008

Contents

Chairman's Message	3	Ned Johnson's message to shareholders
Shareholder Expense Example	4	An example of shareholder expenses

Fidelity Large Cap Growth Enhanced Index Fund	5	Investment Changes
	6	Investments
	11	Financial Statements

Fidelity Large Cap Value Enhanced Index Fund	13	Investment Changes
	14	Investments
	19	Financial Statements

Fidelity Large Cap Core Enhanced Index Fund	21	Investment Changes
	22	Investments
	27	Financial Statements

Fidelity Mid Cap Enhanced Index Fund	29	Investment Changes
	30	Investments
	36	Financial Statements

Fidelity Small Cap Enhanced Index Fund	38	Investment Changes
	39	Investments
	45	Financial Statements

Fidelity International Enhanced Index Fund	47	Investment Changes
	48	Investments
	53	Financial Statements

Notes	55	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Fidelity Large Cap Growth Enhanced Index Fund
Actual	$ 1,000.00	$ 1,002.20	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Value Enhanced Index Fund
Actual	$ 1,000.00	$ 943.40	$ 2.20
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Large Cap Core Enhanced Index Fund
Actual	$ 1,000.00	$ 978.20	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29
Fidelity Mid Cap Enhanced Index Fund
Actual	$ 1,000.00	$ 1,004.40	$ 3.03
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 3.06
Fidelity Small Cap Enhanced Index Fund
Actual	$ 1,000.00	$ 1,050.50	$ 3.46
HypotheticalA	$ 1,000.00	$ 1,021.83	$ 3.41
Fidelity International Enhanced Index Fund
Actual	$ 1,000.00	$ 892.70	$ 2.96
HypotheticalA	$ 1,000.00	$ 1,022.08	$ 3.16

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	3.4	3.4
International Business Machines Corp.	2.7	2.2
Hewlett-Packard Co.	2.2	1.9
Cisco Systems, Inc.	2.2	2.1
Apple, Inc.	2.1	1.7
Wal-Mart Stores, Inc.	2.0	1.5
Intel Corp.	2.0	1.7
Schlumberger Ltd. (NY Shares)	1.7	1.5
PepsiCo, Inc.	1.6	1.2
Exxon Mobil Corp.	1.6	1.5
	21.5
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.4	27.3
Health Care	13.8	16.9
Industrials	13.1	12.2
Consumer Staples	11.6	11.4
Energy	10.3	8.3
Consumer Discretionary	10.1	10.1
Materials	4.8	4.1
Financials	4.3	5.5
Utilities	1.3	0.8
Telecommunication Services	0.9	0.9

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
Autoliv, Inc.	1,209	$ 46,414
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,275	144,872
ITT Educational Services, Inc. (a)	1,585	140,922
Weight Watchers International, Inc.	1,673	66,251
		352,045
Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.	1,070	28,879
McDonald's Corp.	6,142	381,111
Yum! Brands, Inc.	3,821	136,333
		546,323
Household Durables - 0.2%
NVR, Inc. (a)(d)	130	77,705
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,100	88,891
Media - 2.5%
Comcast Corp. Class A	3,519	74,532
DISH Network Corp. Class A (a)	2,515	70,948
Liberty Media Corp. - Entertainment Class A (a)	640	17,786
McGraw-Hill Companies, Inc.	3,120	133,661
News Corp. Class A	8,562	121,238
Omnicom Group, Inc.	3,941	167,059
The Walt Disney Co.	4,529	146,513
Viacom, Inc. Class B (non-vtg.) (a)	1,690	49,821
		781,558
Multiline Retail - 0.9%
Big Lots, Inc. (a)	3,325	98,320
Dollar Tree, Inc. (a)	1,700	65,212
Target Corp.	2,263	119,984
		283,516
Specialty Retail - 2.5%
Aeropostale, Inc. (a)	3,326	115,944
American Eagle Outfitters, Inc.	1,211	18,226
AutoZone, Inc. (a)	825	113,215
Gamestop Corp. Class A (a)	3,432	150,562
RadioShack Corp.	5,074	96,457
Ross Stores, Inc.	2,250	90,473
TJX Companies, Inc.	6,029	218,491
		803,368
Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	2,370	143,646
Warnaco Group, Inc. (a)	1,250	64,463
		208,109
TOTAL CONSUMER DISCRETIONARY		3,187,929
CONSUMER STAPLES - 11.6%
Beverages - 3.0%
Anheuser-Busch Companies, Inc.	500	33,930

	Shares	Value
PepsiCo, Inc.	7,209	$ 493,672
The Coca-Cola Co.	8,087	421,090
		948,692
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	541	36,279
CVS Caremark Corp.	1,200	43,920
Kroger Co.	5,935	163,925
Longs Drug Stores Corp.	1,985	142,225
Wal-Mart Stores, Inc.	10,588	625,433
Walgreen Co.	2,574	93,771
		1,105,553
Food Products - 0.9%
General Mills, Inc.	2,000	132,360
Wm. Wrigley Jr. Co.	1,925	152,999
		285,359
Household Products - 1.9%
Church & Dwight Co., Inc.	1,650	103,125
Colgate-Palmolive Co.	1,590	120,888
Kimberly-Clark Corp.	145	8,944
Procter & Gamble Co.	5,478	382,200
		615,157
Personal Products - 0.2%
Herbalife Ltd.	985	46,394
Tobacco - 2.1%
Altria Group, Inc.	7,190	151,206
Philip Morris International, Inc.	8,673	465,740
UST, Inc.	1,000	53,590
		670,536
TOTAL CONSUMER STAPLES		3,671,691
ENERGY - 10.3%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	395	31,604
Cameron International Corp. (a)	1,840	85,726
Dresser-Rand Group, Inc. (a)	3,570	144,799
ENSCO International, Inc.	2,228	151,014
FMC Technologies, Inc. (a)	1,775	95,069
Halliburton Co.	5,561	244,350
National Oilwell Varco, Inc. (a)	3,376	248,912
Schlumberger Ltd. (NY Shares)	5,662	533,474
Tidewater, Inc.	1,704	103,382
Transocean, Inc. (a)	1,724	219,293
Weatherford International Ltd. (a)	922	35,571
		1,893,194
Oil, Gas & Consumable Fuels - 4.4%
Alpha Natural Resources, Inc. (a)	350	34,685
Chevron Corp.	1,045	90,204
ConocoPhillips	595	49,093
Continental Resources, Inc. (a)	800	40,136
EOG Resources, Inc.	155	16,185
Exxon Mobil Corp.	6,118	489,501
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Foundation Coal Holdings, Inc.	750	$ 44,363
Hess Corp.	715	74,868
Massey Energy Co.	1,615	106,525
McMoRan Exploration Co. (a)	1,500	41,025
Occidental Petroleum Corp.	3,065	243,238
Valero Energy Corp.	1,793	62,325
W&T Offshore, Inc.	694	24,401
Walter Industries, Inc.	650	60,970
Williams Companies, Inc.	310	9,576
		1,387,095
TOTAL ENERGY		3,280,289
FINANCIALS - 4.3%
Capital Markets - 1.8%
Bank of New York Mellon Corp.	1,300	44,993
Charles Schwab Corp.	2,300	55,177
Franklin Resources, Inc.	206	21,527
Goldman Sachs Group, Inc.	520	85,264
MF Global Ltd. (a)(d)	9,000	66,330
Northern Trust Corp.	1,530	122,997
optionsXpress Holdings, Inc.	550	12,689
State Street Corp.	1,350	91,355
T. Rowe Price Group, Inc.	499	29,621
TD Ameritrade Holding Corp. (a)	2,200	44,946
		574,899
Consumer Finance - 0.4%
American Express Co.	2,591	102,811
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	1,136	43,725
NYSE Euronext	1,357	55,081
		98,806
Insurance - 0.9%
AFLAC, Inc.	1,650	93,555
Prudential Financial, Inc.	898	66,192
The Chubb Corp.	1,265	60,733
The Travelers Companies, Inc.	1,640	72,422
		292,902
Real Estate Investment Trusts - 0.7%
Annaly Capital Management, Inc.	3,250	48,620
Boston Properties, Inc.	200	20,494
Mack-Cali Realty Corp.	1,000	40,420
National Retail Properties, Inc. (d)	850	19,287
ProLogis Trust	2,045	88,058
		216,879
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	1,116	55,577

	Shares	Value
Thrifts & Mortgage Finance - 0.0%
Freddie Mac	1,440	$ 6,494
TOTAL FINANCIALS		1,348,368
HEALTH CARE - 13.8%
Biotechnology - 2.7%
Biogen Idec, Inc. (a)	1,151	58,620
Celgene Corp. (a)	1,000	69,300
Cephalon, Inc. (a)(d)	1,510	115,696
Genentech, Inc. (a)	1,360	134,300
Genzyme Corp. (a)	1,975	154,643
Gilead Sciences, Inc. (a)	4,945	260,503
OSI Pharmaceuticals, Inc. (a)	1,390	70,195
		863,257
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	4,841	328,026
Edwards Lifesciences Corp. (a)	1,125	66,611
Kinetic Concepts, Inc. (a)(d)	2,500	87,900
Medtronic, Inc.	6,566	358,504
St. Jude Medical, Inc. (a)	500	22,915
		863,956
Health Care Providers & Services - 2.7%
Aetna, Inc.	1,500	64,710
AmerisourceBergen Corp.	1,350	55,364
Express Scripts, Inc. (a)	2,704	198,501
Laboratory Corp. of America Holdings (a)	1,554	113,675
McKesson Corp.	2,350	135,783
Medco Health Solutions, Inc. (a)	3,325	155,776
WellPoint, Inc. (a)	2,481	130,972
		854,781
Life Sciences Tools & Services - 1.1%
Applied Biosystems, Inc.	1,657	60,464
Invitrogen Corp. (a)	3,280	139,269
Waters Corp. (a)	2,240	152,880
		352,613
Pharmaceuticals - 4.6%
Abbott Laboratories	8,153	468,227
Bristol-Myers Squibb Co.	6,221	132,756
Eli Lilly & Co.	2,810	131,087
Johnson & Johnson	5,351	376,871
Merck & Co., Inc.	1,600	57,072
Pfizer, Inc.	2,165	41,373
Schering-Plough Corp.	9,163	177,762
Wyeth	1,470	63,622
		1,448,770
TOTAL HEALTH CARE		4,383,377
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.1%
Aerospace & Defense - 4.7%
General Dynamics Corp.	750	$ 69,225
Goodrich Corp.	1,310	67,138
Honeywell International, Inc.	4,450	223,257
L-3 Communications Holdings, Inc.	1,550	161,107
Lockheed Martin Corp.	2,649	308,450
Northrop Grumman Corp.	1,000	68,850
Precision Castparts Corp.	567	58,548
Raytheon Co.	2,310	138,577
The Boeing Co.	3,658	239,818
TransDigm Group, Inc. (a)	900	33,804
United Technologies Corp.	2,030	133,148
		1,501,922
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	140	7,295
United Parcel Service, Inc. Class B	1,933	123,944
		131,239
Building Products - 0.1%
Lennox International, Inc.	705	26,085
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. (a)	1,250	34,775
Construction & Engineering - 1.0%
EMCOR Group, Inc. (a)	4,365	148,716
Fluor Corp.	1,860	149,042
KBR, Inc.	789	19,370
		317,128
Electrical Equipment - 1.3%
Acuity Brands, Inc.	2,093	91,066
Emerson Electric Co.	5,548	259,646
EnerSys (a)	500	14,060
GrafTech International Ltd. (a)	1,400	28,448
		393,220
Industrial Conglomerates - 0.8%
3M Co.	2,385	170,766
McDermott International, Inc. (a)	2,534	88,006
		258,772
Machinery - 2.9%
Actuant Corp. Class A	1,200	37,860
Bucyrus International, Inc. Class A	1,400	97,790
Caterpillar, Inc.	2,558	180,927
Deere & Co.	650	45,871
Eaton Corp.	1,363	99,744
Flowserve Corp.	743	98,165
Gardner Denver, Inc. (a)	1,355	61,165
John Bean Technologies Corp. (a)	445	5,785
Joy Global, Inc.	1,719	122,118
Manitowoc Co., Inc.	3,640	91,655

	Shares	Value
Nordson Corp.	297	$ 15,928
Parker Hannifin Corp.	1,173	75,154
		932,162
Road & Rail - 1.8%
Burlington Northern Santa Fe Corp.	500	53,700
Con-way, Inc.	1,685	82,734
CSX Corp.	1,680	108,662
Norfolk Southern Corp.	2,405	176,840
Union Pacific Corp.	1,750	146,825
		568,761
TOTAL INDUSTRIALS		4,164,064
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 4.1%
Adtran, Inc.	1,660	37,848
Cisco Systems, Inc. (a)	28,716	690,620
Corning, Inc.	4,404	90,458
Harris Corp.	900	47,124
QUALCOMM, Inc.	8,540	449,631
		1,315,681
Computers & Peripherals - 8.9%
Apple, Inc. (a)	3,965	672,186
Dell, Inc. (a)	7,990	173,623
EMC Corp. (a)	12,984	198,396
Hewlett-Packard Co.	14,759	692,492
International Business Machines Corp.	6,976	849,188
NetApp, Inc. (a)	4,080	103,958
Seagate Technology	1,765	26,316
Teradata Corp. (a)	3,660	89,926
		2,806,085
Electronic Equipment & Instruments - 0.4%
Mettler-Toledo International, Inc. (a)	1,300	136,760
Internet Software & Services - 1.9%
eBay, Inc. (a)	3,600	89,748
Google, Inc. Class A (sub. vtg.) (a)	1,044	483,675
Yahoo!, Inc. (a)	2,212	42,869
		616,292
IT Services - 2.7%
Accenture Ltd. Class A	4,110	169,990
Alliance Data Systems Corp. (a)(d)	1,265	81,264
Automatic Data Processing, Inc.	1,750	77,665
Fiserv, Inc. (a)	1,410	73,123
MasterCard, Inc. Class A	525	127,339
The Western Union Co.	8,318	229,743
Total System Services, Inc.	1,129	22,490
Visa, Inc.	818	62,086
		843,700
Semiconductors & Semiconductor Equipment - 4.1%
Amkor Technology, Inc. (a)(d)	4,610	34,621
Applied Materials, Inc.	9,427	168,932
Integrated Device Technology, Inc. (a)	2,500	26,475
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	27,098	$ 619,731
Linear Technology Corp.	2,620	85,517
Marvell Technology Group Ltd. (a)	2,908	41,032
MEMC Electronic Materials, Inc. (a)	400	19,636
National Semiconductor Corp.	6,370	136,509
Texas Instruments, Inc.	6,459	158,310
		1,290,763
Software - 6.3%
Adobe Systems, Inc. (a)	5,215	223,358
BMC Software, Inc. (a)	2,500	81,400
CA, Inc.	1,530	36,582
McAfee, Inc. (a)	4,070	161,009
Microsoft Corp.	39,010	1,064,574
Oracle Corp. (a)	19,158	420,135
Solera Holdings, Inc. (a)	281	8,663
		1,995,721
TOTAL INFORMATION TECHNOLOGY		9,005,002
MATERIALS - 4.8%
Chemicals - 2.9%
Airgas, Inc.	1,300	77,012
Celanese Corp. Class A	2,750	106,040
E.I. du Pont de Nemours & Co.	851	37,818
Lubrizol Corp.	2,430	128,766
Monsanto Co.	3,497	399,532
Praxair, Inc.	284	25,515
The Mosaic Co.	1,400	149,436
		924,119
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	1,910	52,983
Greif, Inc. Class A	1,050	72,566
Owens-Illinois, Inc. (a)	2,041	91,029
		216,578
Metals & Mining - 1.2%
AK Steel Holding Corp.	2,201	115,795
Alcoa, Inc.	84	2,699
Cleveland-Cliffs, Inc. (d)	150	15,183
Freeport-McMoRan Copper & Gold, Inc. Class B	780	69,670
Nucor Corp.	1,760	92,400
Reliance Steel & Aluminum Co.	675	38,482
Southern Copper Corp. (d)	1,710	43,656
		377,885
TOTAL MATERIALS		1,518,582

	Shares	Value
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyTel, Inc.	1,680	$ 64,898
Frontier Communications Corp.	6,755	84,910
Windstream Corp.	10,510	130,534
		280,342
UTILITIES - 1.3%
Electric Utilities - 0.7%
DPL, Inc.	3,000	74,460
Edison International	750	34,440
Exelon Corp.	908	68,972
Pepco Holdings, Inc.	1,850	46,898
		224,770
Gas Utilities - 0.1%
Energen Corp.	815	45,510
Multi-Utilities - 0.5%
Dominion Resources, Inc.	800	34,824
Public Service Enterprise Group, Inc.	2,915	118,845
		153,669
TOTAL UTILITIES		423,949
TOTAL COMMON STOCKS (Cost $31,946,763)		31,263,593
Investment Companies - 0.8%

iShares Russell 1000 Growth Index ETF (Cost $236,848)	4,300	234,995
Money Market Funds - 1.6%

Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $516,910)	516,910	516,910
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $32,700,521)		32,015,498
NET OTHER ASSETS - (1.0)%		(311,398)
NET ASSETS - 100%		$ 31,704,100
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 665
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	32,015,498	32,015,498	-	-
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $298,456 all of which will expire on February 29, 2016.
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $382,471 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $500,021) - See accompanying schedule: Unaffiliated issuers (cost $32,183,611)	$ 31,498,588
Fidelity Central Funds (cost $516,910)	516,910
Total Investments (cost $32,700,521)		$ 32,015,498
Receivable for investments sold		4,399,744
Receivable for fund shares sold		201,565
Dividends receivable		51,624
Interest receivable		140
Distributions receivable from Fidelity Central Funds		261
Total assets		36,668,832

Liabilities
Payable to custodian bank	$ 4,184,454
Payable for investments purchased	236,848
Payable for fund shares redeemed	13,377
Accrued management fee	8,785
Other affiliated payables	4,358
Collateral on securities loaned, at value	516,910
Total liabilities		4,964,732

Net Assets		$ 31,704,100
Net Assets consist of:
Paid in capital		$ 35,665,021
Undistributed net investment income		159,207
Accumulated undistributed net realized gain (loss) on investments		(3,435,105)
Net unrealized appreciation (depreciation) on investments		(685,023)
Net Assets, for 3,425,166 shares outstanding		$ 31,704,100
Net Asset Value, offering price and redemption price per share ($31,704,100 ÷ 3,425,166 shares)		$ 9.26

Statement of Operations

		Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 244,108
Interest		692
Income from Fidelity Central Funds		665
Total income		245,465

Expenses
Management fee	$ 51,948
Transfer agent fees	26,752
Independent trustees' compensation	1,555
Total expenses		80,255
Net investment income (loss)		165,210
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,687,404)
Change in net unrealized appreciation (depreciation) on investment securities		2,574,911
Net gain (loss)		(112,493)
Net increase (decrease) in net assets resulting from operations		$ 52,717

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 165,210	$ 220,123
Net realized gain (loss)	(2,687,404)	(747,701)
Change in net unrealized appreciation (depreciation)	2,574,911	(3,259,934)
Net increase (decrease) in net assets resulting from operations	52,717	(3,787,512)
Distributions to shareholders from net investment income	(37,260)	(187,061)
Share transactions Proceeds from sales of shares	6,997,797	52,976,622
Reinvestment of distributions	35,588	176,444
Cost of shares redeemed	(10,287,101)	(14,236,134)
Net increase (decrease) in net assets resulting from share transactions	(3,253,716)	38,916,932
Total increase (decrease) in net assets	(3,238,259)	34,942,359

Net Assets
Beginning of period	34,942,359	-
End of period (including undistributed net investment income of $159,207 and undistributed net investment income of $33,062, respectively)	$ 31,704,100	$ 34,942,359
Other Information Shares
Sold	741,720	5,174,309
Issued in reinvestment of distributions	3,852	17,081
Redeemed	(1,098,824)	(1,412,972)
Net increase (decrease)	(353,252)	3,778,418

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.25	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.04	.08
Net realized and unrealized gain (loss)	(.02)	(.78)
Total from investment operations	.02	(.70)
Distributions from net investment income	(.01)	(.05)
Net asset value, end of period	$ 9.26	$ 9.25
Total Return B, C	.22%	(7.05)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%A
Expenses net of fee waivers, if any	.45%A	.45%A
Expenses net of all reductions	.45%A	.45%A
Net investment income (loss)	.93%A	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,704	$ 34,942
Portfolio turnover rate F	73%A	36%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.8	6.3
General Electric Co.	4.2	4.4
Chevron Corp.	3.2	3.3
AT&T, Inc.	3.0	3.4
iShares Russell 1000 Value Index ETF	2.7	0.5
Pfizer, Inc.	2.5	2.7
Johnson & Johnson	2.3	1.7
Bank of America Corp.	2.3	2.8
JPMorgan Chase & Co.	2.1	2.3
ConocoPhillips	2.0	2.0
	30.1
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	27.4
Energy	15.6	17.4
Health Care	11.7	7.6
Industrials	9.3	11.0
Consumer Staples	8.4	8.9
Consumer Discretionary	7.6	6.7
Utilities	6.1	6.1
Telecommunication Services	5.8	6.1
Materials	3.9	5.3
Information Technology	3.2	2.7

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 0.1%
General Motors Corp. (d)	2,236	$ 22,360
Diversified Consumer Services - 0.4%
ITT Educational Services, Inc. (a)	905	80,464
Weight Watchers International, Inc.	827	32,749
		113,213
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	1,147	33,596
Interval Leisure Group, Inc. (a)	555	7,209
McDonald's Corp.	3,718	230,702
		271,507
Household Durables - 0.1%
Fortune Brands, Inc.	725	42,645
Internet & Catalog Retail - 0.0%
HSN, Inc. (a)	555	8,131
Ticketmaster (a)	555	11,894
		20,025
Media - 3.8%
CBS Corp. Class B	6,283	101,659
Comcast Corp. Class A	9,500	201,210
DISH Network Corp. Class A (a)	1,329	37,491
Meredith Corp.	2,378	67,488
News Corp. Class A	6,370	90,199
Omnicom Group, Inc.	1,412	59,855
The Walt Disney Co.	10,731	347,148
Time Warner, Inc.	15,353	251,329
		1,156,379
Multiline Retail - 0.8%
Big Lots, Inc. (a)	5,621	166,213
Dollar Tree, Inc. (a)	1,932	74,112
		240,325
Specialty Retail - 1.5%
AnnTaylor Stores Corp. (a)	2,656	64,488
Gap, Inc.	6,603	128,428
Home Depot, Inc.	5,015	136,007
Lowe's Companies, Inc.	3,140	77,370
RadioShack Corp.	2,718	51,669
		457,962
TOTAL CONSUMER DISCRETIONARY		2,324,416
CONSUMER STAPLES - 8.4%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	1,449	98,329
PepsiCo, Inc.	459	31,432
The Coca-Cola Co.	3,490	181,724
		311,485
Food & Staples Retailing - 2.3%
BJ's Wholesale Club, Inc. (a)	3,516	133,713
CVS Caremark Corp.	3,173	116,132

	Shares	Value
Kroger Co.	6,556	$ 181,077
Safeway, Inc.	3,696	97,353
SUPERVALU, Inc.	1,588	36,826
Wal-Mart Stores, Inc.	2,197	129,777
		694,878
Food Products - 1.9%
Archer Daniels Midland Co.	1,577	40,150
General Mills, Inc.	4,001	264,786
H.J. Heinz Co.	785	39,501
Kraft Foods, Inc. Class A	5,605	176,614
Sara Lee Corp.	3,291	44,429
		565,480
Household Products - 2.1%
Kimberly-Clark Corp.	341	21,033
Procter & Gamble Co.	8,816	615,092
		636,125
Tobacco - 1.1%
Altria Group, Inc.	4,291	90,240
Lorillard, Inc. (a)	392	28,318
Philip Morris International, Inc.	1,515	81,356
Reynolds American, Inc.	2,832	150,039
		349,953
TOTAL CONSUMER STAPLES		2,557,921
ENERGY - 15.6%
Energy Equipment & Services - 0.9%
ENSCO International, Inc.	1,634	110,753
Halliburton Co.	1,955	85,903
Tidewater, Inc.	1,180	71,591
		268,247
Oil, Gas & Consumable Fuels - 14.7%
Anadarko Petroleum Corp.	1,530	94,447
Apache Corp.	1,086	124,217
Chevron Corp.	11,305	975,848
ConocoPhillips	7,522	620,640
Devon Energy Corp.	1,522	155,320
EOG Resources, Inc.	305	31,848
Exxon Mobil Corp.	22,160	1,773,014
Frontline Ltd. (NY Shares)	556	33,588
Hess Corp.	757	79,265
Marathon Oil Corp.	3,424	154,320
Noble Energy, Inc.	1,876	134,565
Occidental Petroleum Corp.	921	73,091
Spectra Energy Corp.	7,382	195,328
W&T Offshore, Inc.	1,540	54,146
		4,499,637
TOTAL ENERGY		4,767,884
Common Stocks - continued
	Shares	Value
FINANCIALS - 25.1%
Capital Markets - 5.1%
Allied Capital Corp. (d)	2,899	$ 42,760
Apollo Investment Corp.	3,111	55,065
Bank of New York Mellon Corp.	5,321	184,160
Goldman Sachs Group, Inc.	2,355	386,149
Invesco Ltd.	2,779	71,226
Knight Capital Group, Inc. Class A (a)	7,150	123,266
Lehman Brothers Holdings, Inc.	2,585	41,593
Merrill Lynch & Co., Inc.	4,236	120,091
Morgan Stanley (d)	4,762	194,432
Northern Trust Corp.	163	13,104
Raymond James Financial, Inc. (d)	4,831	148,940
State Street Corp.	1,388	93,926
TD Ameritrade Holding Corp. (a)	3,985	81,414
		1,556,126
Commercial Banks - 4.5%
BB&T Corp. (d)	5,091	152,730
Fifth Third Bancorp (d)	2,532	39,955
PNC Financial Services Group, Inc.	1,538	110,659
Regions Financial Corp.	7,110	65,910
SunTrust Banks, Inc.	862	36,109
U.S. Bancorp, Delaware	8,191	260,965
UMB Financial Corp.	845	43,965
Wachovia Corp.	10,533	167,369
Wells Fargo & Co.	15,946	482,685
		1,360,347
Consumer Finance - 0.5%
Capital One Financial Corp. (d)	1,965	86,735
Discover Financial Services	4,560	75,012
		161,747
Diversified Financial Services - 6.0%
Bank of America Corp.	22,019	685,672
Citigroup, Inc.	25,343	481,264
JPMorgan Chase & Co.	16,922	651,328
		1,818,264
Insurance - 5.6%
ACE Ltd.	2,727	143,467
Allstate Corp.	1,580	71,305
American International Group, Inc.	11,049	237,443
Arch Capital Group Ltd. (a)	1,379	96,199
Aspen Insurance Holdings Ltd.	3,741	101,381
Axis Capital Holdings Ltd.	3,269	109,283
Genworth Financial, Inc. Class A (non-vtg.)	1,958	31,426
Hartford Financial Services Group, Inc.	849	53,555
Loews Corp.	1,570	68,185
MetLife, Inc.	1,942	105,256
PartnerRe Ltd.	841	57,953
Platinum Underwriters Holdings Ltd.	1,886	68,179
Prudential Financial, Inc.	962	70,909
The Chubb Corp.	1,948	93,523

	Shares	Value
The Travelers Companies, Inc.	3,888	$ 171,694
Unum Group	6,039	153,451
W.R. Berkley Corp.	3,085	72,683
XL Capital Ltd. Class A	907	18,231
		1,724,123
Real Estate Investment Trusts - 3.1%
AMB Property Corp. (SBI) (d)	1,315	59,688
Annaly Capital Management, Inc.	4,864	72,765
Boston Properties, Inc.	1,057	108,311
CBL & Associates Properties, Inc.	3,985	86,435
Colonial Properties Trust (SBI) (d)	2,153	40,713
Equity Residential (SBI)	898	37,896
HCP, Inc.	969	35,097
Hospitality Properties Trust (SBI)	4,002	90,765
Host Hotels & Resorts, Inc.	2,327	33,276
HRPT Properties Trust (SBI)	6,884	52,181
Mid-America Apartment Communities, Inc.	604	30,297
ProLogis Trust	1,167	50,251
Public Storage	302	26,673
SL Green Realty Corp.	788	67,768
Vornado Realty Trust	1,668	165,899
		958,015
Thrifts & Mortgage Finance - 0.3%
Fannie Mae	4,972	34,008
Hudson City Bancorp, Inc.	1,804	33,266
New York Community Bancorp, Inc. (d)	1,690	27,868
Tree.com, Inc. (a)	92	699
		95,841
TOTAL FINANCIALS		7,674,463
HEALTH CARE - 11.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	4,227	265,667
Biogen Idec, Inc. (a)	1,390	70,793
		336,460
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	6,582	82,670
Covidien Ltd.	1,449	78,347
		161,017
Health Care Providers & Services - 2.1%
Health Management Associates, Inc. Class A (a)	19,318	112,238
HealthSouth Corp. (a)	5,138	92,433
LifePoint Hospitals, Inc. (a)	2,535	85,531
Owens & Minor, Inc.	950	43,814
UnitedHealth Group, Inc.	1,456	44,335
WellPoint, Inc. (a)	4,782	252,442
		630,793
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	1,300	78,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 7.7%
Eli Lilly & Co.	3,688	$ 172,045
Johnson & Johnson	10,076	709,653
King Pharmaceuticals, Inc. (a)	15,138	173,179
Merck & Co., Inc.	7,304	260,534
Pfizer, Inc.	40,012	764,629
Wyeth	6,410	277,425
		2,357,465
TOTAL HEALTH CARE		3,564,463
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.1%
General Dynamics Corp.	1,936	178,693
Honeywell International, Inc.	1,090	54,685
Lockheed Martin Corp.	706	82,207
Northrop Grumman Corp.	930	64,031
Raytheon Co.	1,536	92,145
The Boeing Co.	837	54,874
United Technologies Corp.	1,742	114,258
		640,893
Air Freight & Logistics - 0.4%
FedEx Corp.	1,509	124,975
Airlines - 0.3%
Southwest Airlines Co.	5,500	83,765
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	13,330	179,155
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	1,479	73,492
Industrial Conglomerates - 4.4%
General Electric Co.	46,045	1,293,865
Tyco International Ltd.	1,112	47,683
		1,341,548
Machinery - 0.7%
Eaton Corp.	1,212	88,694
Gardner Denver, Inc. (a)	2,629	118,673
		207,367
Road & Rail - 0.5%
CSX Corp.	483	31,240
Norfolk Southern Corp.	1,268	93,236
Union Pacific Corp.	402	33,728
		158,204
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	1,958	31,700
TOTAL INDUSTRIALS		2,841,099
INFORMATION TECHNOLOGY - 3.2%
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	2,690	126,215

	Shares	Value
International Business Machines Corp.	911	$ 110,896
Seagate Technology	1,584	23,617
		260,728
Electronic Equipment & Instruments - 0.6%
Jabil Circuit, Inc.	5,797	97,737
Tyco Electronics Ltd.	2,308	75,956
		173,693
Internet Software & Services - 0.1%
IAC/InterActiveCorp (a)	1,388	23,041
IT Services - 0.2%
The Western Union Co.	2,815	77,750
Semiconductors & Semiconductor Equipment - 0.9%
Amkor Technology, Inc. (a)(d)	12,669	95,144
Integrated Device Technology, Inc. (a)	5,074	53,734
LSI Corp. (a)	6,762	44,967
National Semiconductor Corp.	3,623	77,641
		271,486
Software - 0.6%
CA, Inc.	3,623	86,626
Symantec Corp. (a)	4,106	91,605
		178,231
TOTAL INFORMATION TECHNOLOGY		984,929
MATERIALS - 3.9%
Chemicals - 2.4%
Celanese Corp. Class A	2,752	106,117
CF Industries Holdings, Inc.	574	87,478
Dow Chemical Co.	2,297	78,397
E.I. du Pont de Nemours & Co.	3,637	161,628
H.B. Fuller Co.	2,281	59,466
Lubrizol Corp.	2,821	149,485
Terra Industries, Inc.	1,556	78,189
		720,760
Containers & Packaging - 0.4%
Greif, Inc. Class A	1,820	125,780
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	1,349	120,493
Nucor Corp.	1,026	53,865
Reliance Steel & Aluminum Co.	1,249	71,205
United States Steel Corp.	522	69,463
		315,026
Paper & Forest Products - 0.1%
International Paper Co.	1,269	34,326
TOTAL MATERIALS		1,195,892
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	28,551	913,346
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyTel, Inc.	3,684	$ 142,313
Verizon Communications, Inc.	17,157	602,554
		1,658,213
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	13,285	115,845
TOTAL TELECOMMUNICATION SERVICES		1,774,058
UTILITIES - 6.1%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	1,899	74,137
DPL, Inc.	1,744	43,286
Duke Energy Corp.	8,369	145,955
Edison International	4,406	202,324
Exelon Corp.	701	53,248
FirstEnergy Corp.	1,134	82,374
FPL Group, Inc.	1,865	112,012
Progress Energy, Inc.	1,268	55,386
Southern Co.	3,649	136,874
		905,596
Gas Utilities - 0.3%
Energen Corp.	1,548	86,440
Multi-Utilities - 2.8%
Alliant Energy Corp.	2,930	102,404
Dominion Resources, Inc.	4,618	201,022
DTE Energy Co.	2,235	94,228
MDU Resources Group, Inc.	5,337	176,334
Public Service Enterprise Group, Inc.	3,438	140,167
Sempra Energy	2,543	147,291
		861,446
TOTAL UTILITIES		1,853,482
TOTAL COMMON STOCKS (Cost $33,183,609)		29,538,607
Investment Companies - 2.7%
	Shares	Value
iShares Russell 1000 Value Index ETF (d) (Cost $799,530)	11,616	$ 807,660
Money Market Funds - 4.3%

Dreyfus Cash Management, 2.66% (e)	69,804	69,804
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	1,234,094	1,234,094
TOTAL MONEY MARKET FUNDS (Cost $1,303,898)		1,303,898
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $35,287,037)		31,650,165
NET OTHER ASSETS - (3.7)%		(1,115,471)
NET ASSETS - 100%		$ 30,534,694
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,981
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	31,650,165	31,650,165	-	-
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $514,035 all of which will expire on February 29, 2016.
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $266,294 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,200,309) - See accompanying schedule: Unaffiliated issuers (cost $34,052,943)	$ 30,416,071
Fidelity Central Funds (cost $1,234,094)	1,234,094
Total Investments (cost $35,287,037)		$ 31,650,165
Receivable for investments sold		206,034
Receivable for fund shares sold		52,684
Dividends receivable		76,086
Interest receivable		143
Distributions receivable from Fidelity Central Funds		1,183
Total assets		31,986,295

Liabilities
Payable for investments purchased	$ 206,128
Payable for fund shares redeemed	149
Accrued management fee	7,509
Other affiliated payables	3,721
Collateral on securities loaned, at value	1,234,094
Total liabilities		1,451,601

Net Assets		$ 30,534,694
Net Assets consist of:
Paid in capital		$ 35,690,559
Undistributed net investment income		278,643
Accumulated undistributed net realized gain (loss) on investments		(1,797,636)
Net unrealized appreciation (depreciation) on investments		(3,636,872)
Net Assets, for 3,742,615 shares outstanding		$ 30,534,694
Net Asset Value, offering price and redemption price per share ($30,534,694 ÷ 3,742,615 shares)		$ 8.16

Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 354,247
Interest		1,138
Income from Fidelity Central Funds		1,981
Total income		357,366

Expenses
Management fee	$ 38,591
Transfer agent fees	19,862
Independent trustees' compensation	1,135
Total expenses before reductions	59,588
Expense reductions	(12)	59,576
Net investment income (loss)		297,790
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(969,865)
Change in net unrealized appreciation (depreciation) on investment securities		(637,237)
Net gain (loss)		(1,607,102)
Net increase (decrease) in net assets resulting from operations		$ (1,309,312)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period April 17, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 297,790	$ 392,932
Net realized gain (loss)	(969,865)	(827,022)
Change in net unrealized appreciation (depreciation)	(637,237)	(2,999,635)
Net increase (decrease) in net assets resulting from operations	(1,309,312)	(3,433,725)
Distributions to shareholders from net investment income	(88,349)	(320,661)
Share transactions Proceeds from sales of shares	12,972,025	39,722,635
Reinvestment of distributions	85,480	307,682
Cost of shares redeemed	(5,504,627)	(11,896,454)
Net increase (decrease) in net assets resulting from share transactions	7,552,878	28,133,863
Total increase (decrease) in net assets	6,155,217	24,379,477

Net Assets
Beginning of period	24,379,477	-
End of period (including undistributed net investment income of $278,643 and undistributed net investment income of $73,019, respectively)	$ 30,534,694	$ 24,379,477
Other Information Shares
Sold	1,574,355	3,987,621
Issued in reinvestment of distributions	9,951	32,593
Redeemed	(648,873)	(1,213,032)
Net increase (decrease)	935,433	2,807,182

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.68	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.18
Net realized and unrealized gain (loss)	(.59)	(1.37)
Total from investment operations	(.49)	(1.19)
Distributions from net investment income	(.03)	(.13)
Net asset value, end of period	$ 8.16	$ 8.68
Total Return B, C	(5.66)%	(12.00)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45%A	.45%A
Expenses net of fee waivers, if any	.45%A	.45%A
Expenses net of all reductions	.45%A	.45%A
Net investment income (loss)	2.25%A	2.12%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,535	$ 24,379
Portfolio turnover rate F	71%A	65%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.9	4.4
General Electric Co.	2.3	2.8
Johnson & Johnson	2.1	1.5
Microsoft Corp.	2.1	2.2
Chevron Corp.	2.0	2.1
Procter & Gamble Co.	1.8	1.8
International Business Machines Corp.	1.8	1.9
AT&T, Inc.	1.6	1.8
Pfizer, Inc.	1.5	1.5
Hewlett-Packard Co.	1.5	1.5
	20.6
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	16.4	15.8
Financials	13.5	15.4
Energy	13.5	13.5
Health Care	12.6	12.6
Industrials	11.2	11.6
Consumer Staples	10.4	11.8
Consumer Discretionary	8.3	7.6
Telecommunication Services	4.0	3.7
Materials	3.5	3.8
Utilities	3.1	2.5

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.0%
General Motors Corp. (d)	52,000	$ 520,000
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	48,138	3,065,428
Weight Watchers International, Inc.	84,793	3,357,803
		6,423,231
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	121,053	3,545,642
McDonald's Corp.	195,211	12,112,843
		15,658,485
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	11,086	895,860
Media - 3.0%
CBS Corp. Class B	235,851	3,816,069
Comcast Corp. Class A	142,736	3,023,148
News Corp. Class A	186,821	2,645,385
Omnicom Group, Inc.	112,666	4,775,912
The Walt Disney Co.	303,652	9,823,142
Time Warner, Inc.	322,406	5,277,786
Viacom, Inc. Class B (non-vtg.) (a)	55,114	1,624,761
		30,986,203
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	172,613	5,104,166
Family Dollar Stores, Inc.	64,757	1,613,744
Target Corp.	21,026	1,114,799
		7,832,709
Specialty Retail - 2.1%
AutoZone, Inc. (a)	41,525	5,698,476
Gap, Inc.	238,919	4,646,975
Home Depot, Inc.	81,598	2,212,938
Lowe's Companies, Inc.	35,128	865,554
RadioShack Corp.	94,590	1,798,156
TJX Companies, Inc.	163,341	5,919,478
		21,141,577
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	32,479	1,968,552
TOTAL CONSUMER DISCRETIONARY		85,426,617
CONSUMER STAPLES - 10.4%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	60,057	4,075,468
PepsiCo, Inc.	135,369	9,270,069
The Coca-Cola Co.	208,150	10,838,371
		24,183,908
Food & Staples Retailing - 3.1%
BJ's Wholesale Club, Inc. (a)	107,089	4,072,595
CVS Caremark Corp.	128,707	4,710,676
Kroger Co.	208,633	5,762,443
Safeway, Inc.	50,721	1,335,991

	Shares	Value
SUPERVALU, Inc.	26,170	$ 606,882
Sysco Corp.	50,000	1,591,500
Wal-Mart Stores, Inc.	216,485	12,787,769
Walgreen Co.	30,255	1,102,190
		31,970,046
Food Products - 0.9%
General Mills, Inc.	108,413	7,174,772
Kraft Foods, Inc. Class A	63,446	1,999,183
		9,173,955
Household Products - 2.1%
Colgate-Palmolive Co.	42,860	3,258,646
Procter & Gamble Co.	265,935	18,554,285
		21,812,931
Tobacco - 1.9%
Altria Group, Inc.	253,365	5,328,266
Lorillard, Inc. (a)	15,000	1,083,600
Philip Morris International, Inc.	252,932	13,582,448
		19,994,314
TOTAL CONSUMER STAPLES		107,135,154
ENERGY - 13.5%
Energy Equipment & Services - 3.2%
ENSCO International, Inc.	65,065	4,410,106
Halliburton Co.	160,486	7,051,755
National Oilwell Varco, Inc. (a)	84,853	6,256,212
Schlumberger Ltd. (NY Shares)	100,571	9,475,800
Tidewater, Inc.	29,007	1,759,855
Transocean, Inc. (a)	29,594	3,764,357
		32,718,085
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	47,074	2,905,878
Apache Corp.	18,185	2,080,000
Chevron Corp.	234,448	20,237,551
ConocoPhillips	149,080	12,300,591
Devon Energy Corp.	17,680	1,804,244
Exxon Mobil Corp.	504,077	40,331,196
Hess Corp.	24,827	2,599,635
Marathon Oil Corp.	60,555	2,729,214
Noble Energy, Inc.	51,746	3,711,741
Occidental Petroleum Corp.	104,682	8,307,564
Spectra Energy Corp.	203,053	5,372,782
Stone Energy Corp. (a)	28,955	1,380,285
W&T Offshore, Inc.	49,809	1,751,284
		105,511,965
TOTAL ENERGY		138,230,050
FINANCIALS - 13.5%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	110,205	3,814,195
Charles Schwab Corp.	41,000	983,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	59,611	$ 9,774,416
Invesco Ltd.	39,306	1,007,413
Knight Capital Group, Inc. Class A (a)	146,482	2,525,350
Lehman Brothers Holdings, Inc.	65,000	1,045,850
Merrill Lynch & Co., Inc.	73,379	2,080,295
Morgan Stanley (d)	84,565	3,452,789
Northern Trust Corp.	49,000	3,939,110
State Street Corp.	31,692	2,144,598
TD Ameritrade Holding Corp. (a)	132,411	2,705,157
		33,472,763
Commercial Banks - 1.9%
BB&T Corp. (d)	62,229	1,866,870
Fifth Third Bancorp (d)	45,000	710,100
PNC Financial Services Group, Inc.	25,746	1,852,425
Regions Financial Corp.	40,112	371,838
U.S. Bancorp, Delaware	128,930	4,107,710
Wachovia Corp.	134,493	2,137,094
Wells Fargo & Co.	286,335	8,667,360
		19,713,397
Consumer Finance - 0.7%
American Express Co.	93,291	3,701,787
Capital One Financial Corp. (d)	40,943	1,807,224
Discover Financial Services	111,677	1,837,087
		7,346,098
Diversified Financial Services - 3.2%
Bank of America Corp.	405,749	12,635,024
Citigroup, Inc.	427,210	8,112,718
JPMorgan Chase & Co.	307,533	11,836,945
		32,584,687
Insurance - 2.9%
ACE Ltd.	62,270	3,276,025
AFLAC, Inc.	42,487	2,409,013
American International Group, Inc.	237,589	5,105,788
Arch Capital Group Ltd. (a)	36,364	2,536,753
Aspen Insurance Holdings Ltd.	152,393	4,129,850
Hartford Financial Services Group, Inc.	26,022	1,641,468
Loews Corp.	33,104	1,437,707
MetLife, Inc.	64,102	3,474,328
Prudential Financial, Inc.	17,398	1,282,407
The Chubb Corp.	30,047	1,442,556
The Travelers Companies, Inc.	53,000	2,340,480
W.R. Berkley Corp.	16,527	389,376
		29,465,751
Real Estate Investment Trusts - 1.5%
Boston Properties, Inc.	26,897	2,756,136
Hospitality Properties Trust (SBI)	112,138	2,543,290
National Retail Properties, Inc. (d)	82,996	1,883,179
ProLogis Trust	53,131	2,287,821

	Shares	Value
SL Green Realty Corp.	16,039	$ 1,379,354
Vornado Realty Trust	45,206	4,496,189
		15,345,969
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	95,000	649,800
Freddie Mac	12,784	57,656
		707,456
TOTAL FINANCIALS		138,636,121
HEALTH CARE - 12.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	69,354	4,358,899
Gilead Sciences, Inc. (a)	65,080	3,428,414
		7,787,313
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	112,453	7,619,815
Boston Scientific Corp. (a)	118,948	1,493,987
Covidien Ltd.	45,000	2,433,150
Kinetic Concepts, Inc. (a)(d)	31,099	1,093,441
Medtronic, Inc.	98,930	5,401,578
		18,041,971
Health Care Providers & Services - 1.2%
Aetna, Inc.	31,546	1,360,894
Express Scripts, Inc. (a)	88,198	6,474,615
UnitedHealth Group, Inc.	82,145	2,501,315
WellPoint, Inc. (a)	46,809	2,471,047
		12,807,871
Health Care Technology - 0.4%
IMS Health, Inc.	207,491	4,610,450
Life Sciences Tools & Services - 1.4%
Applied Biosystems, Inc.	150,677	5,498,204
Invitrogen Corp. (a)	128,673	5,463,456
Thermo Fisher Scientific, Inc. (a)	48,505	2,937,463
		13,899,123
Pharmaceuticals - 7.0%
Abbott Laboratories	114,841	6,595,319
Bristol-Myers Squibb Co.	150,858	3,219,310
Eli Lilly & Co.	161,329	7,525,998
Johnson & Johnson	305,526	21,518,196
King Pharmaceuticals, Inc. (a)	170,043	1,945,292
Merck & Co., Inc.	219,548	7,831,277
Pfizer, Inc.	817,678	15,625,827
Schering-Plough Corp.	147,419	2,859,929
Warner Chilcott Ltd. (a)	74,279	1,188,464
Wyeth	75,375	3,262,230
		71,571,842
TOTAL HEALTH CARE		128,718,570
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	14,779	$ 1,364,102
Honeywell International, Inc.	159,784	8,016,363
Lockheed Martin Corp.	53,865	6,272,041
Northrop Grumman Corp.	15,376	1,058,638
Raytheon Co.	80,765	4,845,092
The Boeing Co.	116,954	7,667,504
United Technologies Corp.	90,193	5,915,759
		35,139,499
Air Freight & Logistics - 0.8%
FedEx Corp.	28,000	2,318,960
United Parcel Service, Inc. Class B	90,077	5,775,737
		8,094,697
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	402,612	5,411,105
Deluxe Corp.	86,524	1,428,511
		6,839,616
Construction & Engineering - 0.2%
Foster Wheeler Ltd. (a)	49,655	2,467,357
Electrical Equipment - 0.8%
Acuity Brands, Inc.	45,762	1,991,105
Emerson Electric Co.	125,215	5,860,062
		7,851,167
Industrial Conglomerates - 3.0%
3M Co.	73,571	5,267,684
General Electric Co.	849,531	23,871,821
Tyco International Ltd.	40,978	1,757,137
		30,896,642
Machinery - 1.1%
Caterpillar, Inc.	83,717	5,921,303
Deere & Co.	13,764	971,325
Eaton Corp.	34,702	2,539,492
Gardner Denver, Inc. (a)	36,888	1,665,124
		11,097,244
Road & Rail - 1.2%
CSX Corp.	61,812	3,998,000
Norfolk Southern Corp.	61,718	4,538,125
Union Pacific Corp.	44,246	3,712,239
		12,248,364
TOTAL INDUSTRIALS		114,634,586
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	577,419	13,886,927
Corning, Inc.	143,819	2,954,042
QUALCOMM, Inc.	102,272	5,384,621
		22,225,590

	Shares	Value
Computers & Peripherals - 5.3%
Apple, Inc. (a)	79,533	$ 13,483,229
Dell, Inc. (a)	178,373	3,876,045
EMC Corp. (a)	83,301	1,272,839
Hewlett-Packard Co.	323,654	15,185,846
International Business Machines Corp.	151,691	18,465,345
Lexmark International, Inc. Class A (a)	68,352	2,458,621
		54,741,925
Electronic Equipment & Instruments - 0.4%
Mettler-Toledo International, Inc. (a)	23,943	2,518,804
Tyco Electronics Ltd.	47,082	1,549,469
		4,068,273
Internet Software & Services - 1.3%
eBay, Inc. (a)	207,725	5,178,584
Google, Inc. Class A (sub. vtg.) (a)	18,680	8,654,257
		13,832,841
IT Services - 0.8%
MasterCard, Inc. Class A	7,209	1,748,543
The Western Union Co.	222,806	6,153,902
		7,902,445
Office Electronics - 0.2%
Xerox Corp.	110,705	1,542,121
Semiconductors & Semiconductor Equipment - 1.7%
Amkor Technology, Inc. (a)(d)	398,728	2,994,447
Intel Corp.	394,112	9,013,341
National Semiconductor Corp.	132,549	2,840,525
NVIDIA Corp. (a)	40,932	517,380
Texas Instruments, Inc.	99,645	2,442,299
		17,807,992
Software - 4.5%
Adobe Systems, Inc. (a)	132,515	5,675,617
BMC Software, Inc. (a)	166,752	5,429,445
Microsoft Corp.	780,004	21,286,309
Oracle Corp. (a)	524,792	11,508,689
Symantec Corp. (a)	77,584	1,730,899
		45,630,959
TOTAL INFORMATION TECHNOLOGY		167,752,146
MATERIALS - 3.5%
Chemicals - 1.9%
Celanese Corp. Class A	86,580	3,338,525
CF Industries Holdings, Inc.	16,472	2,510,333
Lubrizol Corp.	49,888	2,643,565
Monsanto Co.	73,326	8,377,496
Terra Industries, Inc.	51,135	2,569,534
		19,439,453
Metals & Mining - 1.6%
AK Steel Holding Corp.	46,497	2,446,207
Freeport-McMoRan Copper & Gold, Inc. Class B	57,468	5,133,042
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nucor Corp.	86,261	$ 4,528,703
Southern Copper Corp. (d)	24,357	621,834
United States Steel Corp.	27,449	3,652,638
		16,382,424
TOTAL MATERIALS		35,821,877
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	513,273	16,419,603
CenturyTel, Inc.	132,790	5,129,678
Embarq Corp.	15,434	727,867
Qwest Communications International, Inc.	290,388	1,097,667
Verizon Communications, Inc.	335,489	11,782,374
Windstream Corp.	287,401	3,569,520
		38,726,709
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	253,422	2,209,840
TOTAL TELECOMMUNICATION SERVICES		40,936,549
UTILITIES - 3.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	32,694	1,276,374
Edison International	101,912	4,679,799
Entergy Corp.	16,000	1,654,240
Exelon Corp.	57,912	4,398,996
FPL Group, Inc.	33,863	2,033,812
Southern Co.	68,634	2,574,461
		16,617,682
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	94,691	2,800,960
Multi-Utilities - 1.2%
Dominion Resources, Inc.	80,843	3,519,096
DTE Energy Co.	62,069	2,616,829
Public Service Enterprise Group, Inc.	63,226	2,577,724
Sempra Energy	62,506	3,620,348
		12,333,997
TOTAL UTILITIES		31,752,639
TOTAL COMMON STOCKS (Cost $1,076,217,118)		989,044,309
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (e) (Cost $2,496,927)	$ 2,500,000	2,497,485
Money Market Funds - 4.8%
	Shares	Value
Dreyfus Cash Management, 2.66% (f)	32,102,705	$ 32,102,705
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	17,561,115	17,561,115
TOTAL MONEY MARKET FUNDS (Cost $49,663,820)		49,663,820
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,128,377,865)		1,041,205,614
NET OTHER ASSETS - (1.5)%		(15,856,081)
NET ASSETS - 100%		$ 1,025,349,533
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
173 CME E-mini S&P 500 Index Contracts	Sept. 2008	$ 11,094,490	$ (253,820)
78 CME S&P 500 Index Contracts	Sept. 2008	25,010,700	260,449
TOTAL EQUITY INDEX CONTRACTS		$ 36,105,190	$ 6,629

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,497,485.
(f) The rate quoted is the annualized seven-day yield at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 26,424
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,041,205,614	1,038,708,129	2,497,485	-
Other Financial Instruments*	6,629	6,629	-	-
*Other financial instruments include Futures Contracts.
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $391,157 all of which will expire on February 29, 2016.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,998,841) - See accompanying schedule: Unaffiliated issuers (cost $1,110,816,750)	$ 1,023,644,499
Fidelity Central Funds (cost $17,561,115)	17,561,115
Total Investments (cost $1,128,377,865)		$ 1,041,205,614
Receivable for fund shares sold		376,973
Dividends receivable		2,219,882
Distributions receivable from Fidelity Central Funds		18,720
Total assets		1,043,821,189

Liabilities
Payable for fund shares redeemed	$ 94,134
Accrued management fee	254,995
Payable for daily variation on futures contracts	433,951
Other affiliated payables	127,461
Collateral on securities loaned, at value	17,561,115
Total liabilities		18,471,656

Net Assets		$ 1,025,349,533
Net Assets consist of:
Paid in capital		$ 1,149,554,777
Undistributed net investment income		7,017,466
Accumulated undistributed net realized gain (loss) on investments		(44,057,088)
Net unrealized appreciation (depreciation) on investments		(87,165,622)
Net Assets, for 114,330,200 shares outstanding		$ 1,025,349,533
Net Asset Value, offering price and redemption price per share ($1,025,349,533 ÷ 114,330,200 shares)		$ 8.97

Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 9,791,344
Interest		292,957
Income from Fidelity Central Funds		26,424
Total income		10,110,725

Expenses
Management fee	$ 1,393,195
Transfer agent fees	717,588
Independent trustees' compensation	41,981
Total expenses before reductions	2,152,764
Expense reductions	(638)	2,152,126
Net investment income (loss)		7,958,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,726,932)
Futures contracts	(2,819,184)
Total net realized gain (loss)		(41,546,116)
Change in net unrealized appreciation (depreciation) on: Investment securities	5,667,905
Futures contracts	512,409
Total change in net unrealized appreciation (depreciation)		6,180,314
Net gain (loss)		(35,365,802)
Net increase (decrease) in net assets resulting from operations		$ (27,407,203)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Core Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period April 19, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,958,599	$ 5,239,172
Net realized gain (loss)	(41,546,116)	(2,510,972)
Change in net unrealized appreciation (depreciation)	6,180,314	(93,345,936)
Net increase (decrease) in net assets resulting from operations	(27,407,203)	(90,617,736)
Distributions to shareholders from net investment income	(2,834,017)	(3,331,983)
Share transactions Proceeds from sales of shares	251,740,067	988,996,519
Reinvestment of distributions	2,829,883	3,320,538
Cost of shares redeemed	(33,501,981)	(63,844,554)
Net increase (decrease) in net assets resulting from share transactions	221,067,969	928,472,503
Total increase (decrease) in net assets	190,826,749	834,522,784

Net Assets
Beginning of period	834,522,784	-
End of period (including undistributed net investment income of $7,017,466 and undistributed net investment income of $1,907,189, respectively)	$ 1,025,349,533	$ 834,522,784
Other Information Shares
Sold	26,883,793	96,918,399
Issued in reinvestment of distributions	308,266	326,503
Redeemed	(3,614,425)	(6,492,336)
Net increase (decrease)	23,577,634	90,752,566

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.15
Net realized and unrealized gain (loss)	(.28)	(.90)
Total from investment operations	(.20)	(.75)
Distributions from net investment income	(.03)	(.05)
Net asset value, end of period	$ 8.97	$ 9.20
Total Return B, C	(2.18)%	(7.59)%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%A
Expenses net of fee waivers, if any	.45%A	.45%A
Expenses net of all reductions	.45%A	.45%A
Net investment income (loss)	1.66%A	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,025,350	$ 834,523
Portfolio turnover rate F	39%A	5%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period April 19, 2007 (commencement of operations) to February 29, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
iShares Russell Midcap Index ETF	2.5	2.2
Northern Trust Corp.	0.7	0.1
H.J. Heinz Co.	0.7	0.7
St. Jude Medical, Inc.	0.7	0.7
Yum! Brands, Inc.	0.7	0.7
TJX Companies, Inc.	0.7	0.7
Spectra Energy Corp.	0.7	0.4
Express Scripts, Inc.	0.7	0.6
American Tower Corp. Class A	0.6	0.7
L-3 Communications Holdings, Inc.	0.6	0.7
	8.6
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.3	14.7
Consumer Discretionary	13.8	13.0
Information Technology	13.3	13.7
Industrials	11.4	14.4
Health Care	9.3	9.7
Energy	8.6	10.8
Utilities	7.5	6.8
Consumer Staples	5.6	6.8
Materials	4.9	5.4
Telecommunication Services	2.7	2.3

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Autoliv, Inc.	750	$ 28,793
Automobiles - 0.3%
Ford Motor Co. (a)	7,079	31,572
Harley-Davidson, Inc.	216	8,592
		40,164
Diversified Consumer Services - 2.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	985	62,725
DeVry, Inc.	545	28,111
H&R Block, Inc.	1,050	26,817
ITT Educational Services, Inc. (a)	470	41,788
Service Corp. International	3,315	33,846
Sotheby's Class A (ltd. vtg.)	420	11,315
Weight Watchers International, Inc.	560	22,176
		226,778
Hotels, Restaurants & Leisure - 1.3%
Interval Leisure Group, Inc. (a)	307	3,988
Starbucks Corp. (a)	550	8,558
Starwood Hotels & Resorts Worldwide, Inc.	990	35,888
Tim Hortons, Inc.	652	20,512
Yum! Brands, Inc.	2,205	78,674
		147,620
Household Durables - 0.7%
D.R. Horton, Inc.	2,000	24,920
Fortune Brands, Inc.	12	706
Jarden Corp. (a)	1,300	33,371
NVR, Inc. (a)	40	23,909
Tempur-Pedic International, Inc.	309	3,495
		86,401
Internet & Catalog Retail - 0.4%
Expedia, Inc. (a)	1,920	33,907
HSN, Inc. (a)	307	4,498
Liberty Media Corp. - Interactive Series A (a)	400	5,436
Ticketmaster (a)	307	6,579
		50,420
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	1,200	44,880
Polaris Industries, Inc.	150	6,764
		51,644
Media - 2.6%
Cablevision Systems Corp. - NY Group Class A	600	19,362
CBS Corp. Class B	500	8,090
DISH Network Corp. Class A (a)	1,535	43,302
Interactive Data Corp.	820	24,682
John Wiley & Sons, Inc. Class A	660	31,403
Liberty Global, Inc. Class A (a)	980	34,476
Liberty Media Corp.:
Capital Series A (a)	45	731
Entertainment Class A (a)	1,315	36,544

	Shares	Value
McGraw-Hill Companies, Inc.	875	$ 37,485
Meredith Corp.	350	9,933
Scholastic Corp.	260	6,786
Scripps Networks Interactive, Inc. Class A	745	30,947
Sirius XM Radio, Inc. (a)	12,500	16,625
		300,366
Multiline Retail - 1.0%
Big Lots, Inc. (a)	1,350	39,920
JCPenney Co., Inc.	600	23,382
Kohl's Corp. (a)	190	9,342
Macy's, Inc.	2,238	46,595
		119,239
Specialty Retail - 4.2%
Abercrombie & Fitch Co. Class A	301	15,787
Aeropostale, Inc. (a)	1,020	35,557
AutoZone, Inc. (a)	420	57,637
Barnes & Noble, Inc.	660	16,322
Bed Bath & Beyond, Inc. (a)	165	5,059
Gamestop Corp. Class A (a)	1,175	51,547
Gap, Inc.	3,270	63,602
RadioShack Corp.	1,600	30,416
Ross Stores, Inc.	1,215	48,855
Sherwin-Williams Co.	655	38,350
Tiffany & Co., Inc.	965	42,624
TJX Companies, Inc.	2,150	77,916
		483,672
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	690	20,003
Deckers Outdoor Corp. (a)	195	22,170
Hanesbrands, Inc. (a)	585	13,946
VF Corp.	220	17,435
		73,554
TOTAL CONSUMER DISCRETIONARY		1,608,651
CONSUMER STAPLES - 5.6%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	570	41,046
Dr Pepper Snapple Group, Inc. (a)	1,870	46,208
Pepsi Bottling Group, Inc.	650	19,227
		106,481
Food & Staples Retailing - 1.2%
BJ's Wholesale Club, Inc. (a)	705	26,811
Casey's General Stores, Inc.	1,150	33,350
Longs Drug Stores Corp.	630	45,140
SUPERVALU, Inc.	1,505	34,901
		140,202
Food Products - 1.7%
Bunge Ltd.	37	3,306
ConAgra Foods, Inc.	100	2,127
Darling International, Inc. (a)	1,380	18,947
Flowers Foods, Inc.	1,055	27,894
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
H.J. Heinz Co.	1,635	$ 82,273
Hormel Foods Corp.	730	26,032
McCormick & Co., Inc. (non-vtg.)	665	26,899
Sara Lee Corp.	126	1,701
Wm. Wrigley Jr. Co.	151	12,001
		201,180
Household Products - 0.5%
Church & Dwight Co., Inc.	775	48,438
Energizer Holdings, Inc. (a)	81	6,880
		55,318
Personal Products - 0.7%
Avon Products, Inc.	600	25,698
Estee Lauder Companies, Inc. Class A	238	11,845
Herbalife Ltd.	770	36,267
		73,810
Tobacco - 0.6%
Lorillard, Inc. (a)	150	10,836
Reynolds American, Inc.	373	19,762
UST, Inc.	730	39,121
		69,719
TOTAL CONSUMER STAPLES		646,710
ENERGY - 8.6%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	935	43,562
Dresser-Rand Group, Inc. (a)	715	29,000
ENSCO International, Inc.	835	56,596
FMC Technologies, Inc. (a)	795	42,580
Nabors Industries Ltd. (a)	245	8,722
National Oilwell Varco, Inc. (a)	570	42,026
Noble Corp.	1,140	57,331
Patterson-UTI Energy, Inc.	1,100	31,262
Pride International, Inc. (a)	800	30,728
Smith International, Inc.	594	41,402
T-3 Energy Services, Inc. (a)	250	13,958
		397,167
Oil, Gas & Consumable Fuels - 5.2%
Arch Coal, Inc.	120	6,509
Chesapeake Energy Corp.	446	21,586
Cimarex Energy Co.	480	26,659
CONSOL Energy, Inc.	505	34,194
Continental Resources, Inc. (a)	480	24,082
El Paso Corp.	2,480	41,565
Frontline Ltd. (NY Shares)	590	35,642
Hess Corp.	250	26,178
Holly Corp.	370	11,840
Massey Energy Co.	545	35,948
Murphy Oil Corp.	595	46,725
Noble Energy, Inc.	800	57,384

	Shares	Value
Peabody Energy Corp.	159	$ 10,009
Southwestern Energy Co. (a)	500	19,185
Spectra Energy Corp.	2,930	77,528
Stone Energy Corp. (a)	460	21,928
Sunoco, Inc.	410	18,196
W&T Offshore, Inc.	595	20,920
Walter Industries, Inc.	495	46,431
Williams Companies, Inc.	760	23,476
		605,985
TOTAL ENERGY		1,003,152
FINANCIALS - 16.3%
Capital Markets - 2.5%
American Capital Ltd.	1,000	21,740
Ameriprise Financial, Inc.	695	31,240
Knight Capital Group, Inc. Class A (a)	1,155	19,912
Northern Trust Corp.	1,040	83,606
optionsXpress Holdings, Inc.	510	11,766
Raymond James Financial, Inc.	845	26,051
T. Rowe Price Group, Inc.	1,000	59,360
TD Ameritrade Holding Corp. (a)	2,040	41,677
		295,352
Commercial Banks - 2.3%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	2,235	40,454
BancorpSouth, Inc.	645	14,848
Bank of Hawaii Corp.	650	34,372
Comerica, Inc.	980	27,528
Fifth Third Bancorp	2,500	39,450
First Horizon National Corp.	500	5,615
Fulton Financial Corp.	3,310	35,285
KeyCorp	561	6,738
M&T Bank Corp.	640	45,658
Zions Bancorp	600	16,104
		266,052
Consumer Finance - 0.2%
SLM Corp. (a)	1,400	23,114
Diversified Financial Services - 0.7%
CIT Group, Inc.	246	2,536
Interactive Brokers Group, Inc. (a)	1,005	27,437
IntercontinentalExchange, Inc. (a)	235	20,687
The NASDAQ Stock Market, Inc. (a)	955	31,219
		81,879
Insurance - 4.6%
Allied World Assurance Co. Holdings Ltd.	895	34,565
American Financial Group, Inc.	1,205	34,379
Aon Corp.	522	24,790
Arch Capital Group Ltd. (a)	625	43,600
Aspen Insurance Holdings Ltd.	900	24,390
Assurant, Inc.	600	35,058
Axis Capital Holdings Ltd.	1,075	35,937
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (non-vtg.)	233	$ 3,740
Marsh & McLennan Companies, Inc.	365	11,654
MBIA, Inc.	2,500	40,550
PartnerRe Ltd.	500	34,455
Principal Financial Group, Inc.	153	7,006
Progressive Corp.	1,400	25,858
RenaissanceRe Holdings Ltd.	480	24,341
Torchmark Corp.	645	38,532
Transatlantic Holdings, Inc.	480	28,848
Unum Group	2,035	51,709
W.R. Berkley Corp.	1,145	26,976
XL Capital Ltd. Class A	500	10,050
		536,438
Real Estate Investment Trusts - 5.1%
AMB Property Corp. (SBI)	580	26,326
Annaly Capital Management, Inc.	3,135	46,900
Boston Properties, Inc.	610	62,507
Duke Realty LP	980	24,529
Equity Residential (SBI)	300	12,660
Hospitality Properties Trust (SBI)	1,335	30,278
Host Hotels & Resorts, Inc.	2,030	29,029
Kimco Realty Corp.	291	10,808
Liberty Property Trust (SBI)	990	37,382
Mid-America Apartment Communities, Inc.	410	20,566
National Retail Properties, Inc.	900	20,421
Nationwide Health Properties, Inc.	715	24,610
NorthStar Realty Finance Corp.	3,815	27,277
ProLogis Trust	1,180	50,811
Public Storage	250	22,080
Regency Centers Corp.	425	26,337
SL Green Realty Corp.	400	34,400
The Macerich Co.	405	25,082
Vornado Realty Trust	600	59,676
		591,679
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	500	24,900
Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	1,500	32,775
Hudson City Bancorp, Inc.	1,400	25,816
MGIC Investment Corp.	500	4,205
New York Community Bancorp, Inc.	1,000	16,490
Tree.com, Inc. (a)	51	388
		79,674
TOTAL FINANCIALS		1,899,088

	Shares	Value
HEALTH CARE - 9.3%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	460	$ 23,428
Cubist Pharmaceuticals, Inc. (a)	685	15,091
Martek Biosciences (a)	615	20,547
OSI Pharmaceuticals, Inc. (a)	655	33,078
		92,144
Health Care Equipment & Supplies - 2.0%
C.R. Bard, Inc.	390	36,446
DENTSPLY International, Inc.	1,005	39,386
Edwards Lifesciences Corp. (a)	670	39,671
Kinetic Concepts, Inc. (a)	695	24,436
Masimo Corp.	379	15,149
St. Jude Medical, Inc. (a)	1,720	78,828
		233,916
Health Care Providers & Services - 3.0%
AMERIGROUP Corp. (a)	775	20,057
AmerisourceBergen Corp.	700	28,707
CIGNA Corp.	1,390	58,213
Express Scripts, Inc. (a)	1,050	77,081
Humana, Inc. (a)	560	25,984
Laboratory Corp. of America Holdings (a)	590	43,159
Lincare Holdings, Inc. (a)	850	28,050
Owens & Minor, Inc.	570	26,288
Quest Diagnostics, Inc.	720	38,916
		346,455
Health Care Technology - 0.2%
IMS Health, Inc.	1,110	24,664
Life Sciences Tools & Services - 1.6%
Applied Biosystems, Inc.	1,480	54,005
Invitrogen Corp. (a)	965	40,974
Thermo Fisher Scientific, Inc. (a)	620	37,547
Waters Corp. (a)	785	53,576
		186,102
Pharmaceuticals - 1.7%
Allergan, Inc.	1,130	63,133
Endo Pharmaceuticals Holdings, Inc. (a)	640	14,541
Forest Laboratories, Inc. (a)	1,495	53,357
Perrigo Co.	1,030	36,040
Warner Chilcott Ltd. (a)	1,880	30,080
		197,151
TOTAL HEALTH CARE		1,080,432
INDUSTRIALS - 11.4%
Aerospace & Defense - 2.0%
DRS Technologies, Inc.	535	42,597
Goodrich Corp.	965	49,456
L-3 Communications Holdings, Inc.	705	73,278
Precision Castparts Corp.	330	34,076
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	252	$ 13,253
TransDigm Group, Inc. (a)	430	16,151
		228,811
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	660	34,393
Airlines - 0.0%
Republic Airways Holdings, Inc. (a)	560	4,838
Building Products - 0.4%
Lennox International, Inc.	620	22,940
Masco Corp.	1,083	20,642
		43,582
Commercial Services & Supplies - 1.6%
Comfort Systems USA, Inc.	1,455	22,174
Covanta Holding Corp. (a)	735	20,448
Deluxe Corp.	251	4,144
Herman Miller, Inc.	755	21,246
Manpower, Inc.	626	30,086
Pitney Bowes, Inc.	1,260	43,029
R.R. Donnelley & Sons Co.	1,450	40,426
		181,553
Construction & Engineering - 1.6%
EMCOR Group, Inc. (a)	1,285	43,780
Fluor Corp.	860	68,912
Foster Wheeler Ltd. (a)	825	40,994
Jacobs Engineering Group, Inc. (a)	111	8,194
KBR, Inc.	579	14,214
Perini Corp. (a)	370	9,883
		185,977
Electrical Equipment - 1.4%
Acuity Brands, Inc.	515	22,408
Cooper Industries Ltd. Class A	1,205	57,406
Hubbell, Inc. Class B	363	15,794
Roper Industries, Inc.	610	36,039
Thomas & Betts Corp. (a)	660	30,413
		162,060
Industrial Conglomerates - 0.3%
McDermott International, Inc. (a)	1,180	40,981
Machinery - 3.1%
Actuant Corp. Class A	825	26,029
AGCO Corp. (a)	795	48,996
Cummins, Inc.	390	25,412
Dover Corp.	1,225	60,491
Eaton Corp.	570	41,713
Flowserve Corp.	390	51,527
Gardner Denver, Inc. (a)	595	26,858
ITT Corp.	68	4,335
John Bean Technologies Corp. (a)	171	2,223

	Shares	Value
Manitowoc Co., Inc.	1,050	$ 26,439
Parker Hannifin Corp.	820	52,537
		366,560
Road & Rail - 0.4%
Arkansas Best Corp.	440	15,233
CSX Corp.	515	33,310
		48,543
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	355	31,961
TOTAL INDUSTRIALS		1,329,259
INFORMATION TECHNOLOGY - 13.3%
Communications Equipment - 1.0%
ADC Telecommunications, Inc. (a)	920	9,430
Harris Corp.	725	37,961
Juniper Networks, Inc. (a)	2,570	66,049
		113,440
Computers & Peripherals - 1.5%
Lexmark International, Inc. Class A (a)	1,240	44,603
NetApp, Inc. (a)	2,090	53,253
Seagate Technology	1,755	26,167
Teradata Corp. (a)	1,450	35,627
Western Digital Corp. (a)	660	17,992
		177,642
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	1,715	59,613
Arrow Electronics, Inc. (a)	500	16,595
Mettler-Toledo International, Inc. (a)	245	25,774
		101,982
Internet Software & Services - 0.1%
IAC/InterActiveCorp (a)	769	12,765
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	500	26,620
Alliance Data Systems Corp. (a)	560	35,974
Computer Sciences Corp. (a)	725	34,097
Fiserv, Inc. (a)	590	30,597
Hewitt Associates, Inc. Class A (a)	1,140	45,839
MasterCard, Inc. Class A	105	25,468
Metavante Holding Co. (a)	1,675	39,597
Paychex, Inc.	90	3,067
SAIC, Inc. (a)	955	19,148
		260,407
Office Electronics - 0.4%
Xerox Corp.	3,670	51,123
Semiconductors & Semiconductor Equipment - 3.8%
Altera Corp.	2,455	55,581
Amkor Technology, Inc. (a)	2,440	18,324
Broadcom Corp. Class A (a)	2,460	59,188
Integrated Device Technology, Inc. (a)	2,150	22,769
Linear Technology Corp.	1,370	44,717
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LSI Corp. (a)	6,350	$ 42,228
Marvell Technology Group Ltd. (a)	1,500	21,165
MEMC Electronic Materials, Inc. (a)	570	27,981
Microchip Technology, Inc.	1,355	43,374
National Semiconductor Corp.	1,800	38,574
NVIDIA Corp. (a)	2,410	30,462
Xilinx, Inc.	1,255	32,605
		436,968
Software - 3.4%
Autodesk, Inc. (a)	1,585	56,315
BMC Software, Inc. (a)	1,140	37,118
CA, Inc.	2,440	58,340
Cadence Design Systems, Inc. (a)	2,200	17,578
Compuware Corp. (a)	4,045	46,234
Electronic Arts, Inc. (a)	167	8,151
Intuit, Inc. (a)	1,435	43,150
Jack Henry & Associates, Inc.	750	15,023
Net 1 UEPS Technologies, Inc. (a)	1,140	30,575
Salesforce.com, Inc. (a)	550	30,811
Sybase, Inc. (a)	680	23,399
Synopsys, Inc. (a)	1,545	33,264
		399,958
TOTAL INFORMATION TECHNOLOGY		1,554,285
MATERIALS - 4.9%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	170	15,615
Airgas, Inc.	585	34,655
Celanese Corp. Class A	950	36,632
Eastman Chemical Co.	580	34,986
Lubrizol Corp.	665	35,238
PPG Industries, Inc.	20	1,257
RPM International, Inc.	1,985	42,876
Sigma Aldrich Corp.	805	45,692
Terra Industries, Inc.	915	45,979
The Mosaic Co.	230	24,550
		317,480
Containers & Packaging - 0.8%
Ball Corp.	205	9,414
Owens-Illinois, Inc. (a)	755	33,673
Rock-Tenn Co. Class A	580	21,274
Sonoco Products Co.	735	25,402
		89,763
Metals & Mining - 1.3%
AK Steel Holding Corp.	715	37,616
Carpenter Technology Corp.	292	11,333
Freeport-McMoRan Copper & Gold, Inc. Class B	260	23,223
Reliance Steel & Aluminum Co.	630	35,916

	Shares	Value
Steel Dynamics, Inc.	530	$ 13,160
United States Steel Corp.	190	25,283
		146,531
Paper & Forest Products - 0.1%
International Paper Co.	500	13,525
TOTAL MATERIALS		567,299
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.5%
CenturyTel, Inc.	1,120	43,266
Cincinnati Bell, Inc. (a)	6,560	25,584
Embarq Corp.	580	27,353
Qwest Communications International, Inc.	8,820	33,340
Windstream Corp.	3,870	48,065
		177,608
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	1,780	73,567
Crown Castle International Corp. (a)	1,150	43,010
Telephone & Data Systems, Inc.	480	18,432
U.S. Cellular Corp. (a)	130	6,799
		141,808
TOTAL TELECOMMUNICATION SERVICES		319,416
UTILITIES - 7.5%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	1,355	52,899
DPL, Inc.	1,450	35,989
Edison International	1,400	64,288
Northeast Utilities	111	2,985
Pepco Holdings, Inc.	1,200	30,420
PPL Corp.	510	22,323
Progress Energy, Inc.	85	3,713
Sierra Pacific Resources	1,460	16,410
		229,027
Gas Utilities - 0.9%
Energen Corp.	680	37,971
National Fuel Gas Co. New Jersey	710	33,590
Questar Corp.	200	10,378
Southern Union Co.	1,016	26,477
		108,416
Independent Power Producers & Energy Traders - 0.8%
AES Corp. (a)	430	6,562
Constellation Energy Group, Inc.	165	11,007
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Mirant Corp. (a)	960	$ 28,397
NRG Energy, Inc. (a)	1,200	45,168
		91,134
Multi-Utilities - 3.9%
Alliant Energy Corp.	1,120	39,144
Ameren Corp.	1,055	44,162
CenterPoint Energy, Inc.	2,150	34,142
CMS Energy Corp.	1,147	15,565
Consolidated Edison, Inc.	880	35,992
DTE Energy Co.	1,000	42,160
MDU Resources Group, Inc.	1,310	43,282
PG&E Corp.	306	12,647
SCANA Corp.	990	38,808
Sempra Energy	1,100	63,712
TECO Energy, Inc.	1,675	29,882
Vectren Corp.	384	10,652
Xcel Energy, Inc.	1,990	40,815
		450,963
TOTAL UTILITIES		879,540
TOTAL COMMON STOCKS (Cost $11,431,902)		10,887,832
Investment Companies - 2.5%

iShares Russell Midcap Index ETF (Cost $289,301)	3,118	295,485
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (b) (Cost $19,975)	$ 20,000	19,980
Money Market Funds - 4.5%
	Shares	Value
Dreyfus Cash Management, 2.66% (c) (Cost $526,906)	526,906	$ 526,906
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $12,268,084)		11,730,203
NET OTHER ASSETS - (0.6)%		(72,202)
NET ASSETS - 100%		$ 11,658,001
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2008	$ 408,000	$ 6,534

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,980.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	11,730,203	11,710,223	19,980	-
Other Financial Instruments*	6,534	6,534	-	-
*Other financial instruments include Futures Contracts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,268,084)		$ 11,730,203
Cash		31,672
Receivable for fund shares sold		22,818
Dividends receivable		11,910
Interest receivable		986
Total assets		11,797,589

Liabilities
Payable for investments purchased	$ 120,351
Payable for fund shares redeemed	10,066
Accrued management fee	4,179
Payable for daily variation on futures contracts	3,600
Other affiliated payables	1,392
Total liabilities		139,588

Net Assets		$ 11,658,001
Net Assets consist of:
Paid in capital		$ 12,305,220
Undistributed net investment income		40,683
Accumulated undistributed net realized gain (loss) on investments		(156,555)
Net unrealized appreciation (depreciation) on investments		(531,347)
Net Assets, for 1,270,514 shares outstanding		$ 11,658,001
Net Asset Value, offering price and redemption price per share ($11,658,001 ÷ 1,270,514 shares)		$ 9.18

Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 64,111
Interest		5,717
Total income		69,828

Expenses
Management fee	$ 19,869
Transfer agent fees	6,574
Independent trustees' compensation	384
Total expenses before reductions	26,827
Expense reductions	(15)	26,812
Net investment income (loss)		43,016
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(137,139)
Futures contracts	(7,051)
Total net realized gain (loss)		(144,190)
Change in net unrealized appreciation (depreciation) on: Investment securities	(103,549)
Futures contracts	6,534
Total change in net unrealized appreciation (depreciation)		(97,015)
Net gain (loss)		(241,205)
Net increase (decrease) in net assets resulting from operations		$ (198,189)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 43,016	$ 12,807
Net realized gain (loss)	(144,190)	(12,365)
Change in net unrealized appreciation (depreciation)	(97,015)	(434,332)
Net increase (decrease) in net assets resulting from operations	(198,189)	(433,890)
Distributions to shareholders from net investment income	(15,140)	-
Share transactions Proceeds from sales of shares	7,146,445	6,410,673
Reinvestment of distributions	15,071	-
Cost of shares redeemed	(1,257,969)	(9,623)
Net increase (decrease) in net assets resulting from share transactions	5,903,547	6,401,050
Redemption fees	551	72
Total increase (decrease) in net assets	5,690,769	5,967,232

Net Assets
Beginning of period	5,967,232	-
End of period (including undistributed net investment income of $40,683 and undistributed net investment income of $12,807, respectively)	$ 11,658,001	$ 5,967,232
Other Information Shares
Sold	754,735	652,156
Issued in reinvestment of distributions	1,645	-
Redeemed	(136,975)	(1,047)
Net increase (decrease)	619,405	651,109

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.02
Net realized and unrealized gain (loss)	- G	(.86)
Total from investment operations	.04	(.84)
Distributions from net investment income	(.02)	-
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.18	$ 9.16
Total Return B, C	.44%	(8.40)%
Ratios to Average Net Assets F
Expenses before reductions	.60% A	.60%A
Expenses net of fee waivers, if any	.60%A	.60%A
Expenses net of all reductions	.60%A	.60%A
Net investment income (loss)	.95%A	1.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,658	$ 5,967
Portfolio turnover rate	72%A	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Wabtec Corp.	0.7	0.5
Ralcorp Holdings, Inc.	0.7	0.5
Woodward Governor Co.	0.6	0.4
EMCOR Group, Inc.	0.6	0.4
Watson Wyatt Worldwide, Inc. Class A	0.6	0.5
Esterline Technologies Corp.	0.6	0.0
Sybase, Inc.	0.6	0.2
Casey's General Stores, Inc.	0.6	0.3
McMoRan Exploration Co.	0.6	0.0
Brady Corp. Class A	0.5	0.0
	6.1
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	17.5	14.4
Financials	17.2	17.9
Information Technology	16.4	17.4
Health Care	12.8	13.1
Consumer Discretionary	11.0	14.5
Energy	6.2	6.4
Materials	4.3	6.7
Consumer Staples	3.6	3.4
Utilities	2.3	2.0
Telecommunication Services	2.2	2.2

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 1.1%
ATC Technology Corp. (a)	2,722	$ 65,927
Cooper Tire & Rubber Co.	2,445	23,374
Drew Industries, Inc. (a)	1,365	21,881
Fuel Systems Solutions, Inc. (a)	741	38,406
Lear Corp. (a)	676	8,491
Stoneridge, Inc. (a)	5,439	69,075
Superior Industries International, Inc.	500	8,785
		235,939
Diversified Consumer Services - 1.2%
American Public Education, Inc.	1,072	47,918
DeVry, Inc.	1,021	52,663
Jackson Hewitt Tax Service, Inc.	604	10,371
Sotheby's Class A (ltd. vtg.)	1,630	43,912
Stewart Enterprises, Inc. Class A	5,251	49,149
Strayer Education, Inc.	280	58,755
		262,768
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	2,342	80,167
Bob Evans Farms, Inc.	3,412	95,775
Buffalo Wild Wings, Inc. (a)	1,703	61,444
Denny's Corp. (a)	27,470	76,916
Jack in the Box, Inc. (a)	603	14,309
Papa John's International, Inc. (a)	2,322	64,830
Speedway Motorsports, Inc.	370	8,188
		401,629
Household Durables - 0.5%
Furniture Brands International, Inc.	3,382	30,269
Tupperware Brands Corp.	1,476	52,723
Universal Electronics, Inc. (a)	870	22,811
		105,803
Internet & Catalog Retail - 0.6%
Netflix, Inc. (a)	2,701	83,299
NutriSystem, Inc.	1,686	33,501
		116,800
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	759	34,223
Media - 1.4%
Belo Corp. Series A	8,023	58,809
Cox Radio, Inc. Class A (a)	2,276	25,377
Interactive Data Corp.	3,197	96,230
LIN TV Corp. Class A (a)	4,940	30,381
Marvel Entertainment, Inc. (a)	1,315	44,539
Sinclair Broadcast Group, Inc. Class A	4,334	30,728
		286,064
Specialty Retail - 2.9%
Aeropostale, Inc. (a)	3,327	115,979
Christopher & Banks Corp.	1,486	14,295
Dress Barn, Inc. (a)	2,894	47,056
Finish Line, Inc. Class A	5,584	67,511

	Shares	Value
Genesco, Inc. (a)	3,099	$ 113,454
Gymboree Corp. (a)	1,683	66,058
Jo-Ann Stores, Inc. (a)	2,059	51,413
Midas, Inc. (a)	1,256	18,049
The Buckle, Inc.	525	27,263
Wet Seal, Inc. Class A (a)	18,448	86,890
		607,968
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	473	53,775
Fossil, Inc. (a)	1,663	49,757
Lululemon Athletica, Inc. (a)	793	15,360
Maidenform Brands, Inc. (a)	1,255	18,951
Perry Ellis International, Inc. (a)	2,986	50,941
Quiksilver, Inc. (a)	7,129	54,965
		243,749
TOTAL CONSUMER DISCRETIONARY		2,294,943
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.5%
Casey's General Stores, Inc.	4,283	124,207
Longs Drug Stores Corp.	1,500	107,475
Nash-Finch Co.	2,177	88,647
		320,329
Food Products - 1.6%
Darling International, Inc. (a)	4,090	56,156
Flowers Foods, Inc.	4,124	109,039
Ralcorp Holdings, Inc. (a)	2,291	140,667
TreeHouse Foods, Inc. (a)	805	22,347
		328,209
Personal Products - 0.5%
Chattem, Inc. (a)	957	67,105
Prestige Brands Holdings, Inc. (a)	4,275	40,613
		107,718
TOTAL CONSUMER STAPLES		756,256
ENERGY - 6.2%
Energy Equipment & Services - 2.1%
Complete Production Services, Inc. (a)	2,084	61,582
Grey Wolf, Inc. (a)	12,890	112,272
Gulfmark Offshore, Inc. (a)	1,334	66,833
IHS, Inc. Class A (a)	170	10,907
Newpark Resources, Inc. (a)	4,767	40,901
Oil States International, Inc. (a)	654	36,382
T-3 Energy Services, Inc. (a)	510	28,473
Trico Marine Services, Inc. (a)	1,271	30,186
Willbros Group, Inc. (a)	1,405	58,181
		445,717
Oil, Gas & Consumable Fuels - 4.1%
Abraxas Petroleum Corp. (a)	3,790	13,682
Berry Petroleum Co. Class A	2,633	109,585
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Callon Petroleum Co. (a)	1,334	$ 26,507
Concho Resources, Inc.	2,357	77,003
Endeavor International Corp. (a)	16,930	29,120
Gasco Energy, Inc. (a)	6,134	16,132
Gran Tierra Energy, Inc. (a)	3,000	14,700
Mariner Energy, Inc. (a)	1,027	29,875
McMoRan Exploration Co. (a)	4,290	117,332
Nordic American Tanker Shipping Ltd.	2,850	100,263
Penn Virginia Corp.	922	61,018
Stone Energy Corp. (a)	2,008	95,721
Swift Energy Co. (a)	1,031	48,158
Teekay Tankers Ltd.	4,298	86,605
Whiting Petroleum Corp. (a)	303	29,161
		854,862
TOTAL ENERGY		1,300,579
FINANCIALS - 17.2%
Capital Markets - 2.2%
Apollo Investment Corp.	160	2,832
BlackRock Kelso Capital Corp.	4,310	48,229
Hercules Technology Growth Capital, Inc.	3,507	36,508
Knight Capital Group, Inc. Class A (a)	3,914	67,477
MCG Capital Corp.	1,164	4,051
MVC Capital, Inc.	3,157	47,134
optionsXpress Holdings, Inc.	3,183	73,432
Patriot Capital Funding, Inc.	414	3,072
PennantPark Investment Corp.	3,897	31,137
Penson Worldwide, Inc. (a)	2,433	40,996
Prospect Capital Corp.	6,196	86,744
Waddell & Reed Financial, Inc. Class A	550	17,710
		459,322
Commercial Banks - 5.3%
City Bank Lynnwood, Washington	131	1,592
Columbia Banking Systems, Inc.	2,496	34,944
Community Bank System, Inc.	2,865	64,749
Community Trust Bancorp, Inc.	133	4,461
First Bancorp, Puerto Rico	5,826	55,056
First Financial Bancorp, Ohio	2,143	27,902
First Financial Bankshares, Inc.	835	40,973
Glacier Bancorp, Inc.	4,938	105,278
Green Bankshares, Inc.	646	9,981
Home Bancshares, Inc.	2,466	59,258
Lakeland Financial Corp.	1,516	30,881
MainSource Financial Group, Inc.	1,599	28,958
National Penn Bancshares, Inc.	6,157	87,922
Old Second Bancorp, Inc.	2,620	44,357
Oriental Financial Group, Inc.	4,720	81,562
Pacific Capital Bancorp	4,204	61,841

	Shares	Value
Pennsylvania Communication Bancorp, Inc. (a)	851	$ 23,794
Renasant Corp.	1,621	30,653
S&T Bancorp, Inc.	2,450	82,222
Sandy Spring Bancorp, Inc.	693	12,405
Santander Bancorp	4,753	52,188
Smithtown Bancorp, Inc.	1,551	29,485
Suffolk Bancorp	1,795	63,776
Tompkins Financial Corp.	510	23,093
Virginia Commerce Bancorp, Inc.	3,291	17,376
WesBanco, Inc.	1,968	48,767
		1,123,474
Consumer Finance - 0.3%
Dollar Financial Corp. (a)	2,112	38,607
EZCORP, Inc. (non-vtg.) Class A (a)	1,750	27,283
		65,890
Diversified Financial Services - 0.2%
Encore Capital Group, Inc. (a)	3,746	47,574
Insurance - 3.0%
Amerisafe, Inc. (a)	5,102	94,336
Aspen Insurance Holdings Ltd.	1,891	51,246
Assured Guaranty Ltd.	2,326	37,821
Darwin Professional Underwriters, Inc. (a)	1,648	52,126
FBL Financial Group, Inc. Class A	513	11,773
Harleysville Group, Inc.	890	32,280
IPC Holdings Ltd.	1,266	40,094
Maiden Holdings Ltd.	6,009	39,179
Max Capital Group Ltd.	852	22,152
Navigators Group, Inc. (a)	1,028	53,867
Platinum Underwriters Holdings Ltd.	1,539	55,635
RLI Corp.	1,542	86,213
SeaBright Insurance Holdings, Inc. (a)	3,716	45,112
		621,834
Real Estate Investment Trusts - 5.1%
Alexandria Real Estate Equities, Inc.	142	15,295
Ashford Hospitality Trust, Inc.	6,935	31,485
BioMed Realty Trust, Inc.	3,443	92,204
Capstead Mortgage Corp.	2,250	26,415
Digital Realty Trust, Inc.	528	24,219
Extra Space Storage, Inc.	3,715	58,511
First Industrial Realty Trust, Inc.	728	17,174
Highwoods Properties, Inc. (SBI)	2,312	83,856
Home Properties, Inc.	638	33,655
LaSalle Hotel Properties (SBI)	1,940	50,576
Lexington Corporate Properties Trust	4,946	73,745
Mission West Properties, Inc.	2,334	22,733
National Retail Properties, Inc.	3,974	90,170
Nationwide Health Properties, Inc.	1,202	41,373
NorthStar Realty Finance Corp.	9,819	70,206
Omega Healthcare Investors, Inc.	4,253	75,874
Parkway Properties, Inc.	1,014	36,474
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennsylvania Real Estate Investment Trust (SBI)	1,385	$ 27,492
PS Business Parks, Inc.	790	42,526
Realty Income Corp.	2,077	53,337
Senior Housing Properties Trust (SBI)	927	20,097
Sunstone Hotel Investors, Inc.	5,778	81,932
		1,069,349
Thrifts & Mortgage Finance - 1.1%
First Niagara Financial Group, Inc.	3,774	56,459
Flushing Financial Corp.	500	8,695
Ocwen Financial Corp. (a)	11,612	80,936
Provident Financial Services, Inc.	3,813	58,148
United Financial Bancorp, Inc.	1,551	19,837
		224,075
TOTAL FINANCIALS		3,611,518
HEALTH CARE - 12.8%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	320	14,426
Alnylam Pharmaceuticals, Inc. (a)	2,317	68,699
ARIAD Pharmaceuticals, Inc. (a)	14,748	45,866
BioMarin Pharmaceutical, Inc. (a)	895	26,975
Cubist Pharmaceuticals, Inc. (a)	2,008	44,236
GTx, Inc. (a)	696	12,326
Isis Pharmaceuticals, Inc. (a)	4,951	87,534
Martek Biosciences (a)	1,502	50,182
Medarex, Inc. (a)	3,600	26,568
Momenta Pharmaceuticals, Inc. (a)	1,910	27,389
ONYX Pharmaceuticals, Inc. (a)	224	9,155
OSI Pharmaceuticals, Inc. (a)	2,039	102,970
Regeneron Pharmaceuticals, Inc. (a)	942	20,460
Seattle Genetics, Inc. (a)	1,576	17,572
Synta Pharmaceuticals Corp. (a)	4,359	38,621
Targacept, Inc. (a)	1,576	14,420
Theravance, Inc. (a)	500	6,815
		614,214
Health Care Equipment & Supplies - 3.8%
American Medical Systems Holdings, Inc. (a)	3,647	64,917
Cardiac Science Corp. (a)	3,083	31,601
CONMED Corp. (a)	1,511	48,292
Cryolife, Inc. (a)	4,565	72,036
Invacare Corp.	2,929	74,484
Masimo Corp.	2,496	99,765
Meridian Bioscience, Inc.	2,220	63,092
Merit Medical Systems, Inc. (a)	4,184	81,002
Quidel Corp. (a)	4,450	86,998

	Shares	Value
Somanetics Corp. (a)	3,507	$ 86,974
Steris Corp.	2,486	91,410
		800,571
Health Care Providers & Services - 4.1%
Amedisys, Inc. (a)	823	43,800
AMERIGROUP Corp. (a)	815	21,092
AMN Healthcare Services, Inc. (a)	4,526	85,994
AmSurg Corp. (a)	1,640	44,460
Apria Healthcare Group, Inc. (a)	1,213	23,993
Centene Corp. (a)	2,090	47,192
Chemed Corp.	1,453	63,554
Cross Country Healthcare, Inc. (a)	2,492	39,050
Hanger Orthopedic Group, Inc. (a)	1,996	33,792
HealthSouth Corp. (a)	5,126	92,217
Magellan Health Services, Inc. (a)	759	33,062
Medcath Corp. (a)	527	11,209
Molina Healthcare, Inc. (a)	2,948	92,774
Owens & Minor, Inc.	2,331	107,506
PharMerica Corp. (a)	3,466	82,040
RehabCare Group, Inc. (a)	1,439	26,391
		848,126
Life Sciences Tools & Services - 0.9%
Albany Molecular Research, Inc. (a)	1,842	32,106
Bio-Rad Laboratories, Inc. Class A (a)	461	49,604
Dionex Corp. (a)	811	52,869
eResearchTechnology, Inc. (a)	1,978	26,683
Kendle International, Inc. (a)	537	26,555
		187,817
Pharmaceuticals - 1.1%
Adolor Corp. (a)	3,825	12,470
DepoMed, Inc. (a)	6,989	30,542
Medicis Pharmaceutical Corp. Class A	2,585	53,535
Noven Pharmaceuticals, Inc. (a)	3,271	40,397
Pain Therapeutics, Inc. (a)	2,194	20,514
Sciele Pharma, Inc.	1,909	36,786
ViroPharma, Inc. (a)	2,844	41,665
XenoPort, Inc. (a)	75	3,662
		239,571
TOTAL HEALTH CARE		2,690,299
INDUSTRIALS - 17.5%
Aerospace & Defense - 2.3%
Ceradyne, Inc. (a)	543	24,468
Cubic Corp.	2,242	62,081
Curtiss-Wright Corp.	350	18,855
Esterline Technologies Corp. (a)	2,223	125,577
Hexcel Corp. (a)	1,955	40,625
Teledyne Technologies, Inc. (a)	1,786	111,321
TransDigm Group, Inc. (a)	2,711	101,825
		484,752
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	1,321	$ 76,275
Hub Group, Inc. Class A (a)	2,605	104,044
Pacer International, Inc.	2,533	53,396
		233,715
Airlines - 0.2%
SkyWest, Inc.	2,358	40,298
Building Products - 0.8%
Gibraltar Industries, Inc.	4,073	87,610
Insteel Industries, Inc.	4,588	78,455
		166,065
Commercial Services & Supplies - 3.5%
Administaff, Inc.	724	19,838
Cenveo, Inc. (a)	7,891	81,830
Comfort Systems USA, Inc.	5,703	86,914
Comsys IT Partners, Inc. (a)	2,499	29,588
CoStar Group, Inc. (a)	730	38,551
Deluxe Corp.	1,655	27,324
Heidrick & Struggles International, Inc.	1,615	49,031
Knoll, Inc.	3,195	52,622
Korn/Ferry International (a)	1,062	18,882
MPS Group, Inc. (a)	5,660	65,203
Navigant Consulting, Inc. (a)	2,559	44,296
On Assignment, Inc. (a)	9,787	92,487
Waste Connections, Inc. (a)	225	8,170
Watson Wyatt Worldwide, Inc. Class A	2,150	125,969
		740,705
Construction & Engineering - 1.3%
EMCOR Group, Inc. (a)	3,726	126,945
MasTec, Inc. (a)	4,785	67,564
Perini Corp. (a)	2,685	71,716
		266,225
Electrical Equipment - 2.9%
Acuity Brands, Inc.	927	40,334
Belden, Inc.	1,505	55,294
Brady Corp. Class A	3,179	116,701
Encore Wire Corp.	1,200	22,884
GrafTech International Ltd. (a)	4,982	101,234
II-VI, Inc. (a)	2,199	96,558
Regal-Beloit Corp.	923	43,335
Woodward Governor Co.	2,831	131,160
		607,500
Machinery - 4.0%
Actuant Corp. Class A	2,077	65,529
CIRCOR International, Inc.	1,524	91,836
Columbus McKinnon Corp. (NY Shares) (a)	2,887	78,786
Gorman-Rupp Co.	330	13,276
Graham Corp.	362	33,811
Middleby Corp. (a)	951	50,745

	Shares	Value
Nordson Corp.	1,526	$ 81,839
Robbins & Myers, Inc.	2,021	90,642
TriMas Corp. (a)	3,571	27,604
Valmont Industries, Inc.	350	37,359
Wabtec Corp.	2,408	142,241
Watts Water Technologies, Inc. Class A	2,636	74,941
Xerium Technologies, Inc.	5,664	43,669
		832,278
Road & Rail - 0.7%
Arkansas Best Corp.	1,773	61,381
Werner Enterprises, Inc.	3,330	75,957
		137,338
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	1,809	52,660
Beacon Roofing Supply, Inc. (a)	6,077	98,934
		151,594
TOTAL INDUSTRIALS		3,660,470
INFORMATION TECHNOLOGY - 16.4%
Communications Equipment - 3.1%
3Com Corp. (a)	39,612	83,977
Adtran, Inc.	2,762	62,974
BigBand Networks, Inc. (a)	12,526	43,966
Blue Coat Systems, Inc. (a)	2,591	48,193
Emulex Corp. (a)	3,860	51,801
Foundry Networks, Inc. (a)	3,816	70,176
Infinera Corp. (a)	2,718	29,952
NETGEAR, Inc. (a)	612	10,312
Polycom, Inc. (a)	2,886	80,923
Powerwave Technologies, Inc. (a)	9,235	46,637
Tekelec (a)	6,101	100,117
ViaSat, Inc. (a)	330	8,656
		637,684
Computers & Peripherals - 0.9%
Electronics for Imaging, Inc. (a)	3,475	57,650
Intevac, Inc. (a)	542	5,518
Isilon Systems, Inc. (a)	7,627	38,593
Novatel Wireless, Inc. (a)	5,985	37,287
Rackable Systems, Inc. (a)	3,885	40,249
		179,297
Electronic Equipment & Instruments - 2.0%
Anixter International, Inc. (a)	1,140	84,143
Checkpoint Systems, Inc. (a)	2,338	49,776
CTS Corp.	4,099	54,271
Insight Enterprises, Inc. (a)	3,954	65,795
Mercury Computer Systems, Inc. (a)	3,802	35,169
Sanmina-SCI Corp. (a)	26,602	62,515
Technitrol, Inc.	2,855	45,138
TTM Technologies, Inc. (a)	1,972	23,625
		420,432
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.1%
Chordiant Software, Inc. (a)	4,708	$ 28,013
EarthLink, Inc. (a)	7,126	66,414
Greenfield Online, Inc. (a)	4,096	71,066
InfoSpace, Inc.	5,445	63,707
Interwoven, Inc. (a)	3,222	47,428
j2 Global Communications, Inc. (a)	320	7,894
LoopNet, Inc. (a)	4,202	44,793
NIC, Inc.	1,225	8,477
SonicWALL, Inc. (a)	1,810	11,837
United Online, Inc.	6,466	68,087
Vignette Corp. (a)	1,695	23,103
		440,819
IT Services - 1.2%
Acxiom Corp.	5,620	81,209
CSG Systems International, Inc. (a)	1,494	28,237
Global Cash Access Holdings, Inc. (a)	3,375	20,216
Maximus, Inc.	906	33,522
SAIC, Inc. (a)	2,883	57,804
Sapient Corp. (a)	4,225	39,166
		260,154
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc. (a)	828	13,356
Amkor Technology, Inc. (a)	7,831	58,811
Applied Micro Circuits Corp. (a)	6,374	50,737
Atheros Communications, Inc. (a)	3,265	106,472
MKS Instruments, Inc. (a)	1,675	37,755
ON Semiconductor Corp. (a)	2,742	25,967
PMC-Sierra, Inc. (a)	3,939	35,451
Silicon Image, Inc. (a)	11,276	78,143
Skyworks Solutions, Inc. (a)	9,803	95,089
TriQuint Semiconductor, Inc. (a)	14,491	91,148
Ultratech, Inc. (a)	1,424	21,146
Veeco Instruments, Inc. (a)	3,189	53,607
		667,682
Software - 3.9%
Ansys, Inc. (a)	1,003	44,483
Jack Henry & Associates, Inc.	3,277	65,638
JDA Software Group, Inc. (a)	3,787	69,037
Macrovision Solutions Corp. (a)	1,380	21,418
Manhattan Associates, Inc. (a)	1,992	48,824
MICROS Systems, Inc. (a)	1,067	32,885
MicroStrategy, Inc. Class A (a)	215	13,794
Net 1 UEPS Technologies, Inc. (a)	1,056	28,322
Parametric Technology Corp. (a)	4,434	89,035
Quest Software, Inc. (a)	1,955	28,914
Secure Computing Corp. (a)	2,375	10,165
Solera Holdings, Inc. (a)	3,560	109,755
SPSS, Inc. (a)	2,059	65,023
Sybase, Inc. (a)	3,626	124,771

	Shares	Value
TIBCO Software, Inc. (a)	2,471	$ 20,237
Vasco Data Security International, Inc. (a)	3,803	52,557
		824,858
TOTAL INFORMATION TECHNOLOGY		3,430,926
MATERIALS - 4.3%
Chemicals - 1.4%
H.B. Fuller Co.	3,263	85,066
Hercules, Inc.	1,640	35,342
Innophos Holdings, Inc.	2,214	83,003
Innospec, Inc.	1,860	29,183
PolyOne Corp. (a)	6,948	57,043
W.R. Grace & Co. (a)	410	10,779
		300,416
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	2,166	79,449
Silgan Holdings, Inc.	2,159	113,002
		192,451
Metals & Mining - 1.3%
Compass Minerals International, Inc.	1,372	95,038
Universal Stainless & Alloy Products, Inc. (a)	2,082	75,264
Worthington Industries, Inc.	5,101	89,778
		260,080
Paper & Forest Products - 0.7%
Buckeye Technologies, Inc. (a)	5,526	50,894
Glatfelter	5,487	80,494
Mercer International, Inc. (SBI) (a)	2,294	14,016
		145,404
TOTAL MATERIALS		898,351
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
Cincinnati Bell, Inc. (a)	26,963	105,156
Consolidated Communications Holdings, Inc.	3,279	49,546
Iowa Telecommunication Services, Inc.	4,354	80,070
NTELOS Holdings Corp.	3,514	104,542
		339,314
Wireless Telecommunication Services - 0.6%
Syniverse Holdings, Inc. (a)	4,994	82,850
USA Mobility, Inc.	3,645	41,079
		123,929
TOTAL TELECOMMUNICATION SERVICES		463,243
UTILITIES - 2.3%
Electric Utilities - 0.9%
Central Vermont Public Service Corp.	500	12,150
El Paso Electric Co. (a)	3,024	64,381
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Portland General Electric Co.	3,577	$ 91,643
Westar Energy, Inc.	491	11,121
		179,295
Gas Utilities - 0.7%
New Jersey Resources Corp.	767	27,750
Northwest Natural Gas Co.	835	40,690
Southwest Gas Corp.	420	12,747
WGL Holdings, Inc.	2,305	74,221
		155,408
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	690	23,329
Multi-Utilities - 0.2%
Avista Corp.	2,321	51,758
Water Utilities - 0.4%
American States Water Co.	1,884	74,437
TOTAL UTILITIES		484,227
TOTAL COMMON STOCKS (Cost $19,380,914)		19,590,812
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (b) (Cost $129,840)	$ 130,000	129,869
Money Market Funds - 4.2%
	Shares	Value
Dreyfus Cash Management, 2.66% (c) (Cost $882,614)	882,614	$ 882,614
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $20,393,368)		20,603,295
NET OTHER ASSETS - 1.7%		361,507
NET ASSETS - 100%		$ 20,964,802
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini Russell 2000 Index Contracts	Sept. 2008	$ 1,257,830	$ 41,590

The face value of futures purchased as a percentage of net assets - 6%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $129,869.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	20,603,295	20,473,426	129,869	-
Other Financial Instruments*	41,590	41,590	-	-
*Other financial instruments include Futures Contracts.
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $68,445 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Small Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $20,393,368)		$ 20,603,295
Receivable for fund shares sold		401,790
Dividends receivable		13,199
Interest receivable		4,209
Total assets		21,022,493

Liabilities
Payable for investments purchased	$ 41,317
Accrued management fee	7,560
Payable for daily variation on futures contracts	6,633
Other affiliated payables	2,181
Total liabilities		57,691

Net Assets		$ 20,964,802
Net Assets consist of:
Paid in capital		$ 21,001,171
Undistributed net investment income		43,412
Accumulated undistributed net realized gain (loss) on investments		(331,297)
Net unrealized appreciation (depreciation) on investments		251,516
Net Assets, for 2,214,225 shares outstanding		$ 20,964,802
Net Asset Value, offering price and redemption price per share ($20,964,802 ÷ 2,214,225 shares)		$ 9.47

Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 65,945
Interest		16,376
Total income		82,321

Expenses
Management fee	$ 28,713
Transfer agent fees	8,372
Independent trustees' compensation	458
Total expenses before reductions	37,543
Expense reductions	(7)	37,536
Net investment income (loss)		44,785
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(210,627)
Futures contracts	(50,510)
Total net realized gain (loss)		(261,137)
Change in net unrealized appreciation (depreciation) on: Investment securities	661,483
Futures contracts	44,622
Total change in net unrealized appreciation (depreciation)		706,105
Net gain (loss)		444,968
Net increase (decrease) in net assets resulting from operations		$ 489,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,785	$ 12,670
Net realized gain (loss)	(261,137)	(70,893)
Change in net unrealized appreciation (depreciation)	706,105	(454,589)
Net increase (decrease) in net assets resulting from operations	489,753	(512,812)
Distributions to shareholders from net investment income	(13,310)	-
Share transactions Proceeds from sales of shares	14,896,354	6,870,474
Reinvestment of distributions	12,941	-
Cost of shares redeemed	(767,843)	(15,000)
Net increase (decrease) in net assets resulting from share transactions	14,141,452	6,855,474
Redemption fees	4,020	225
Total increase (decrease) in net assets	14,621,915	6,342,887

Net Assets
Beginning of period	6,342,887	-
End of period (including undistributed net investment income of $43,412 and undistributed net investment income of $11,937, respectively)	$ 20,964,802	$ 6,342,887
Other Information Shares
Sold	1,593,971	704,199
Issued in reinvestment of distributions	1,439	-
Redeemed	(83,730)	(1,654)
Net increase (decrease)	1,511,680	702,545

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04	.02
Net realized and unrealized gain (loss)	.42	(.99)
Total from investment operations	.46	(.97)
Distributions from net investment income	(.02)	-
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 9.47	$ 9.03
Total Return B, C	5.05%	(9.70)%
Ratios to Average Net Assets F
Expenses before reductions	.67% A	.67%A
Expenses net of fee waivers, if any	.67%A	.67%A
Expenses net of all reductions	.67%A	.67%A
Net investment income (loss)	.80%A	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,965	$ 6,343
Portfolio turnover rate	147%A	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of August 31, 2008
Japan	19.2%
United Kingdom	17.4%
United States of America	14.6%
France	8.2%
Germany	7.8%
Switzerland	6.4%
Australia	4.5%
Spain	3.7%
Netherlands	2.4%
Other	15.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of February 29, 2008
United Kingdom	20.4%
Japan	18.4%
Germany	9.6%
United States of America	9.4%
France	8.7%
Switzerland	5.8%
Australia	4.9%
Spain	3.4%
Italy	3.0%
Other	16.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Investment Companies	1.4	4.1
Stocks and Equity Futures	98.3	96.2
Short-Term Investments and Net Other Assets	0.3	(0.3)
Percentages are adjusted for the effect of futures contracts, if applicable.
Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
iShares MSCI EAFE Index ETF (United States of America, Investment Companies)	1.4	4.1
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.4	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.2	1.3
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.1	1.2
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Commercial Banks)	1.1	1.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.1	1.4
Telefonica SA (Spain, Diversified Telecommunication Services)	1.1	0.7
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.0	1.3
Toyota Motor Corp. (Japan, Automobiles)	0.9	1.0
BHP Billiton Ltd. (Australia, Metals & Mining)	0.9	0.9
	11.2
Market Sectors as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	21.7
Industrials	10.6	10.4
Consumer Discretionary	10.0	9.7
Materials	9.1	8.9
Health Care	7.5	5.2
Energy	7.3	6.9
Consumer Staples	6.8	7.3
Telecommunication Services	5.5	5.7
Utilities	4.9	5.5
Information Technology	4.2	4.1

Semiannual Report

Fidelity International Enhanced Index Fund

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.6%
	Shares	Value
Australia - 4.5%
ASX Ltd.	506	$ 15,361
Australia & New Zealand Banking Group Ltd.	271	3,865
Babcock & Brown Ltd.	1,620	3,449
BHP Billiton Ltd.	2,778	97,551
Commonwealth Bank of Australia	1,000	36,403
Computershare Ltd.	2,662	20,683
CSL Ltd.	350	12,335
DEXUS Property Group unit	7,260	9,225
Incitec Pivot Ltd.	161	22,064
Leighton Holdings Ltd.	463	18,488
Macquarie Group Ltd.	352	13,309
National Australia Bank Ltd.	360	7,572
Newcrest Mining Ltd.	1,090	25,641
Qantas Airways Ltd.	4,787	13,891
Rio Tinto Ltd.	325	35,576
Santos Ltd.	500	8,628
Telstra Corp. Ltd.	8,790	32,828
Toll Holdings Ltd.	2,200	13,146
Virgin Blue Holdings Ltd.	2,200	1,086
Westpac Banking Corp.	294	5,944
Woodside Petroleum Ltd.	702	38,000
Woolworths Ltd.	2,255	54,906
TOTAL AUSTRALIA		489,951
Austria - 1.0%
Erste Bank AG	650	39,075
OMV AG	170	10,913
Raiffeisen International Bank Holding AG	250	27,502
Vienna Insurance Group	265	16,560
voestalpine AG	251	13,646
TOTAL AUSTRIA		107,696
Belgium - 0.8%
Colruyt NV	97	26,492
Fortis	772	10,736
KBC Groupe SA	228	21,764
Mobistar SA	225	16,714
Umicore SA	200	8,793
TOTAL BELGIUM		84,499
China - 0.3%
Tencent Holdings Ltd.	3,800	32,622
Denmark - 1.3%
Carlsberg AS Series B	300	26,643
East Asiatic Co. Ltd.	350	21,205
Novo Nordisk AS Series B	550	30,996
Sydbank AS	350	11,411
Vestas Wind Systems AS (a)	350	47,642
TOTAL DENMARK		137,897
Finland - 1.4%
Fortum Oyj	300	12,340

	Shares	Value
KCI Konecranes Oyj	613	$ 20,332
Nokia Corp.	3,041	76,133
Outokumpu Oyj (A Shares)	370	8,912
Rautaruukki Oyj (K Shares)	420	14,337
Wartsila Corp.	322	18,587
TOTAL FINLAND		150,641
France - 8.2%
Accor SA	341	22,635
Aeroports de Paris	260	22,739
Atos Origin SA	100	5,395
AXA SA	1,047	33,405
BNP Paribas SA	491	44,282
Carrefour SA	200	10,600
Casino Guichard Perrachon et Compagnie	235	23,090
CNP Assurances	105	12,629
Credit Agricole SA	1,185	25,241
Dassault Systemes SA	130	7,880
Eurazeo SA	42	4,137
France Telecom SA	2,454	72,351
GDF Suez	1,322	76,409
Groupe Danone	45	3,142
Klepierre SA	325	13,011
L'Air Liquide SA	79	9,620
L'Oreal SA	21	2,092
Lafarge SA (Bearer)	212	25,694
Legrand SA	1,005	25,800
PagesJaunes Groupe SA	1,573	22,614
Peugeot Citroen SA	382	18,223
Sanofi-Aventis	704	49,942
SCOR SE	1,210	27,992
Societe Des Autoroutes Paris-Rhin-Rhone	207	17,967
Societe Generale Series A	228	22,108
Suez Environnement SA (a)	185	5,314
Technip SA	446	36,737
Total SA Series B	1,660	119,240
Unibail-Rodamco	210	43,778
Veolia Environnement	180	9,677
VINCI SA	121	6,896
Vivendi	1,650	63,997
TOTAL FRANCE		884,637
Germany - 7.8%
Adidas-Salomon AG	283	16,627
Allianz AG (Reg.)	310	51,635
Altana AG	1,407	22,498
BASF AG	1,270	73,366
Bayer AG	810	64,176
Bilfinger Berger AG	242	17,079
Commerzbank AG	773	22,781
Daimler AG (Reg.)	1,041	60,676
Deutsche Bank AG	146	12,398
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	309	$ 29,382
Deutsche Postbank AG	120	7,856
Deutsche Telekom AG (Reg.)	1,316	21,789
E.ON AG	1,626	95,053
GEA Group AG	427	13,467
MAN AG	254	24,909
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	350	54,516
RWE AG	579	62,539
Salzgitter AG	167	25,747
SAP AG	138	7,732
Siemens AG (Reg.)	453	49,169
Thyssenkrupp AG	460	23,085
TUI AG	856	17,065
Volkswagen AG	145	43,392
Wacker Chemie AG	129	23,795
TOTAL GERMANY		840,732
Greece - 0.9%
Alpha Bank AE	560	14,360
Coca-Cola Hellenic Bottling Co. SA	785	19,231
Greek Organization of Football Prognostics SA	500	17,603
National Bank of Greece SA	618	27,469
Public Power Corp. of Greece	710	17,956
TOTAL GREECE		96,619
Hong Kong - 2.3%
Bank of East Asia Ltd.	4,800	19,158
BOC Hong Kong Holdings Ltd.	13,500	30,271
Citic International Financial Holdings Ltd. (a)	18,900	15,256
Esprit Holdings Ltd.	3,700	30,815
Hang Lung Group Ltd.	4,000	17,169
Hang Seng Bank Ltd.	2,100	41,733
Hong Kong Exchanges & Clearing Ltd.	1,000	13,069
Hutchison Whampoa Ltd.	3,000	28,041
Sun Hung Kai Properties Ltd.	2,495	34,398
Tingyi (Cayman Island) Holding Corp.	14,000	16,808
Wharf Holdings Ltd.	1,000	3,652
TOTAL HONG KONG		250,370
Ireland - 0.2%
Elan Corp. PLC (a)	120	1,623
Elan Corp. PLC (a)	140	1,909
Paddy Power PLC:
(Ireland)	848	19,879
(United Kingdom)	45	1,052
TOTAL IRELAND		24,463
Italy - 2.1%
A2A SpA	5,853	18,331
Assicurazioni Generali SpA	839	28,025

	Shares	Value
Banca Carige SpA	5,869	$ 19,656
Enel SpA	1,016	9,352
ENI SpA	1,314	42,620
Fiat SpA	1,522	23,635
Intesa Sanpaolo SpA	2,124	11,444
Mediaset SpA	3,550	25,882
Mediobanca SpA	1,100	15,717
Telecom Italia SpA	806	1,296
UniCredit SpA	3,863	20,877
Unipol Gruppo Finanziario SpA	5,000	12,506
TOTAL ITALY		229,341
Japan - 19.2%
Aeon Co. Ltd.	500	5,735
Aisin Seiki Co. Ltd.	500	13,164
Alfresa Holdings Corp.	100	6,503
Asahi Glass Co. Ltd.	2,000	21,233
Astellas Pharma, Inc.	1,100	49,548
Canon, Inc.	1,100	49,330
Central Japan Ry Co.	4	41,553
Chuo Mitsui Trust Holdings, Inc.	4,000	22,054
Citizen Holdings Co. Ltd.	400	2,762
Daiichi Sankyo Co. Ltd.	600	18,052
Daiwa House Industry Co. Ltd.	2,000	19,654
Denso Corp.	800	20,740
Eisai Co. Ltd.	600	23,862
Fuji Electric Holdings Co. Ltd.	5,000	11,775
Fujifilm Holdings Corp.	900	24,766
Furukawa Electric Co. Ltd.	7,000	36,098
Hankyu Hanshin Holdings, Inc.	1,000	4,405
Hitachi Cable Ltd.	5,000	18,010
Hitachi Ltd.	4,000	29,461
Hokkaido Electric Power Co., Inc.	300	6,704
Hokuhoku Financial Group, Inc.	1,000	2,391
Honda Motor Co. Ltd.	1,200	38,975
Inpex Holdings, Inc.	2	21,779
Ishikawajima-Harima Heavy Industries Co. Ltd.	11,000	18,830
Itochu Corp.	4,000	32,181
Japan Tobacco, Inc.	6	28,477
JFE Holdings, Inc.	1,000	42,262
Kansai Electric Power Co., Inc.	900	22,086
KDDI Corp.	7	40,764
Kyushu Electric Power Co., Inc.	900	19,819
Leopalace21 Corp.	700	7,126
Makita Corp.	500	12,925
Matsushita Electric Industrial Co. Ltd.	2,000	41,110
Matsushita Electric Works Co. Ltd.	2,000	18,487
Mitsubishi Corp.	200	5,494
Mitsubishi Electric Corp.	4,000	33,925
Mitsubishi Materials Corp.	3,000	10,646
Mitsubishi UFJ Financial Group, Inc.	9,700	73,734
Mitsubishi UFJ Lease & Finance Co. Ltd.	610	21,358
Mitsui & Co. Ltd.	2,000	34,100
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui O.S.K. Lines Ltd.	2,000	$ 23,705
Mizuho Financial Group, Inc.	15	63,857
Nidec Corp.	100	6,722
Nikon Corp.	2,000	64,915
Nintendo Co. Ltd.	150	73,320
Nippon Electric Glass Co. Ltd.	2,000	26,679
Nippon Mining Holdings, Inc.	1,000	5,555
Nippon Oil Corp.	3,000	18,712
Nippon Telegraph & Telephone Corp.	7	34,415
Nomura Real Estate Holdings, Inc.	900	18,445
NTT Data Corp.	5	20,524
NTT DoCoMo, Inc.	5	7,880
Olympus Corp.	2,000	64,983
Omron Corp.	100	1,758
ORIX Corp.	290	35,330
Osaka Gas Co. Ltd.	2,000	7,277
Resona Holdings, Inc.	10	11,640
Sankyo Co. Ltd. (Gunma)	200	9,470
Sanyo Electric Co. Ltd. (a)	15,000	29,910
Seiko Epson Corp.	300	8,655
Sekisui Chemical Co. Ltd.	3,000	18,581
Shikoku Electric Power Co., Inc.	500	13,357
Shin-Etsu Chemical Co. Ltd.	600	33,380
Showa Denko KK	4,000	10,635
Sompo Japan Insurance, Inc.	3,000	27,051
Sony Corp.	600	22,938
Sumitomo Corp.	2,500	31,148
Sumitomo Electric Industries Ltd.	2,500	28,690
Sumitomo Heavy Industries Ltd.	2,000	9,726
Sumitomo Metal Mining Co. Ltd.	500	6,371
Sumitomo Mitsui Financial Group, Inc.	9	54,491
Suzuki Motor Corp.	2,000	42,153
Takeda Pharmaceutical Co. Ltd.	1,300	67,916
TDK Corp.	300	17,380
Tokyo Electric Power Co.	200	5,706
Tokyu Land Corp.	3,000	12,657
Toshiba Corp.	3,000	16,734
Toyo Suisan Kaisha Ltd.	1,500	37,409
Toyota Motor Corp.	2,200	98,165
Yahoo! Japan Corp.	33	12,648
Yamazaki Baking Co. Ltd.	2,000	23,597
TOTAL JAPAN		2,076,363
Luxembourg - 0.5%
ArcelorMittal SA (France)	634	49,999
Netherlands - 2.4%
Akzo Nobel NV	484	29,650
EADS NV	1,330	29,910
Heineken Holding NV (A Shares)	538	23,921
ING Groep NV (Certificaten Van Aandelen)	769	23,956
Koninklijke Ahold NV	3,015	37,727

	Shares	Value
Koninklijke KPN NV	950	$ 16,166
Koninklijke Philips Electronics NV	258	8,382
Reed Elsevier NV	1,950	32,696
Royal DSM NV	490	28,271
Unilever NV (Certificaten Van Aandelen)	959	26,511
TOTAL NETHERLANDS		257,190
Norway - 1.2%
DnB Nor ASA	2,000	23,270
Norsk Hydro ASA	1,000	10,695
Petroleum Geo-Services ASA (a)	800	17,296
StatoilHydro ASA	1,150	35,519
Telenor ASA	1,300	20,519
Yara International ASA	420	26,176
TOTAL NORWAY		133,475
Portugal - 0.6%
Banco Espirito Santo SA (BES) (Reg.)	810	10,480
Energias de Portugal SA	5,337	27,167
Portugal Telecom SGPS SA (Reg.)	2,710	28,385
TOTAL PORTUGAL		66,032
Singapore - 1.0%
CapitaLand Ltd.	2,000	6,182
Cosco Corp. Singapore Ltd.	6,000	9,738
Jardine Cycle & Carriage Ltd.	3,564	44,868
Keppel Corp. Ltd.	3,000	21,043
SembCorp Industries Ltd.	3,000	8,807
SembCorp Marine Ltd.	5,000	13,408
Singapore Airlines Ltd.	500	5,370
Singapore Exchange Ltd.	500	2,240
TOTAL SINGAPORE		111,656
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA	2,596	43,801
Banco de Sabadell SA	600	4,683
Banco Santander SA	4,410	74,962
Corporacion Mapfre SA (Reg.)	3,745	17,964
EDP Renovaveis SA	60	613
Gamesa Corporacion Tecnologica, SA	409	19,421
Gas Natural SDG SA Series E	438	20,342
Gestevision Telecinco SA	300	3,873
Iberdrola SA	2,789	33,713
Repsol YPF SA	1,353	41,846
Telefonica SA	4,685	115,752
Union Fenosa SA	1,092	27,793
TOTAL SPAIN		404,763
Sweden - 2.0%
Alfa Laval AB	1,300	17,834
H&M Hennes & Mauritz AB (B Shares)	1,005	49,851
Investor AB (B Shares)	1,200	25,344
Nordea Bank AB	2,400	31,957
Scania AB (B Shares)	1,200	17,253
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	700	$ 12,560
Swedbank AB (A Shares)	1,800	31,738
Telefonaktiebolaget LM Ericsson (B Shares)	200	2,283
TeliaSonera AB	4,500	31,459
TOTAL SWEDEN		220,279
Switzerland - 6.4%
ABB Ltd. (Reg.)	2,660	65,558
Baloise Holdings AG (Reg.)	40	3,433
Compagnie Financiere Richemont unit	553	32,315
Credit Suisse Group (Reg.)	297	13,775
EFG International	100	3,042
Holcim Ltd. (Reg.)	53	3,819
Julius Baer Holding AG	145	8,862
Logitech International SA (Reg.) (a)	400	10,663
Nestle SA (Reg.)	2,650	116,954
Novartis AG (Reg.)	2,630	146,507
Pargesa Holding SA	270	27,951
Roche Holding AG (participation certificate)	465	78,542
Sonova Holding AG	319	23,175
Swiss Life Holding AG	104	18,983
Swiss Reinsurance Co. (Reg.)	584	36,036
Syngenta AG (Switzerland)	47	12,610
The Swatch Group AG (Bearer)	35	8,264
UBS AG (For. Reg.)	1,134	24,648
Zurich Financial Services AG (Reg.)	209	54,755
TOTAL SWITZERLAND		689,892
United Kingdom - 17.4%
AMEC PLC	1,416	21,805
Anglo American PLC (United Kingdom)	1,500	80,149
Antofagasta PLC	2,250	25,402
AstraZeneca PLC sponsored ADR	667	32,483
Aviva PLC	3,010	28,223
BAE Systems PLC	5,160	45,137
Barclays PLC	2,795	17,880
BG Group PLC	4,020	89,305
BHP Billiton PLC	2,064	64,621
BP PLC	13,078	125,669
British American Tobacco PLC	2,004	67,687
British Land Co. PLC	1,107	15,443
BT Group PLC	1,294	4,060
Cadbury PLC	1,753	20,174
Capita Group PLC	1,320	17,031
Centrica PLC	6,324	37,715
Compass Group PLC	4,645	31,024
Davis Service Group PLC	3,089	19,196
De La Rue PLC	1,830	29,365
Diageo PLC	2,463	45,478

	Shares	Value
GlaxoSmithKline PLC sponsored ADR	1,774	$ 83,325
HBOS PLC	955	5,495
HSBC Holdings PLC (United Kingdom) (Reg.)	7,470	117,509
Imperial Tobacco Group PLC	496	16,379
Johnson Matthey PLC	722	21,421
Land Securities Group PLC	1,050	26,024
Lloyds TSB Group PLC	1,387	7,678
Marks & Spencer Group PLC	2,122	10,142
National Express Group PLC Class L	1,075	20,374
National Grid PLC	800	10,417
NEXT PLC	743	14,366
Prudential PLC	663	6,621
Reckitt Benckiser Group PLC	1,163	58,900
Reed Elsevier PLC	2,702	30,751
Rio Tinto PLC (Reg.)	620	58,841
Royal Bank of Scotland Group PLC	16,696	71,427
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,445	85,595
Class B	1,815	62,396
SABMiller PLC	226	4,864
Segro PLC	540	4,320
Smiths Group PLC	1,202	25,082
Stagecoach Group PLC	6,362	37,072
Standard Chartered PLC (United Kingdom)	1,649	44,807
Standard Life PLC	2,000	9,148
Tesco PLC	2,531	17,597
Tomkins PLC	6,358	17,235
Unilever PLC	214	5,739
United Business Media Ltd.	582	6,311
Vedanta Resources PLC	630	20,907
Vodafone Group PLC	44,460	113,591
William Morrison Supermarkets PLC	3,900	20,078
Xstrata PLC	625	34,922
TOTAL UNITED KINGDOM		1,887,181
United States of America - 0.4%
Synthes, Inc.	294	40,715
TOTAL COMMON STOCKS (Cost $10,774,844)		9,267,013
Nonconvertible Preferred Stocks - 0.2%

Italy - 0.2%
Telecom Italia SpA (Risp) (Cost $31,488)	15,131	19,300
Investment Companies - 1.4%

United States of America - 1.4%
iShares MSCI EAFE Index ETF (Cost $162,260)	2,470	157,019
Government Obligations - 0.7%
	Principal Amount	Value
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 1.78% 9/25/08 (b) (Cost $79,902)	$ 80,000	$ 79,920
Money Market Funds - 10.9%
	Shares
Dreyfus Cash Management, 2.66% (c) (Cost $1,174,674)	1,174,674	1,174,674
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $12,223,168)		10,697,926
NET OTHER ASSETS - 1.2%		127,189
NET ASSETS - 100%		$ 10,825,115
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini MSCI EAFE Index Contracts	Sept. 2008	$ 1,353,750	$ (113,140)

The face value of futures purchased as a percentage of net assets - 12.5%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $79,920.
(c) The rate quoted is the annualized seven-day yield at period end.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	10,697,926	6,707,671	3,990,255	-
Other Financial Instruments*	(113,140)	(113,140)	-	-
*Other financial instruments include Futures Contracts.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,223,168)		$ 10,697,926
Foreign currency held at value (cost $73,480)		71,857
Receivable for fund shares sold		34,101
Dividends receivable		31,265
Interest receivable		2,479
Total assets		10,837,628

Liabilities
Payable for investments purchased	$ 410
Accrued management fee	4,172
Transfer agent fee payable	1,331
Payable for daily variation on futures contracts	6,600
Total liabilities		12,513

Net Assets		$ 10,825,115
Net Assets consist of:
Paid in capital		$ 12,542,851
Undistributed net investment income		177,891
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(254,233)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,641,394)
Net Assets, for 1,301,452 shares outstanding		$ 10,825,115
Net Asset Value, offering price and redemption price per share ($10,825,115 ÷ 1,301,452 shares)		$ 8.32

Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 213,418
Interest		15,046
		228,464
Less foreign taxes withheld		(19,775)
Total income		208,689

Expenses
Management fee	$ 22,875
Transfer agent fees	7,427
Independent trustees' compensation	433
Total expenses before reductions	30,735
Expense reductions	(2)	30,733
Net investment income (loss)		177,956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,941)
Foreign currency transactions	(11,067)
Futures contracts	(141,114)
Total net realized gain (loss)		(182,122)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,218,405)
Assets and liabilities in foreign currencies	(3,712)
Futures contracts	(109,904)
Total change in net unrealized appreciation (depreciation)		(1,332,021)
Net gain (loss)		(1,514,143)
Net increase (decrease) in net assets resulting from operations		$ (1,336,187)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity International Enhanced Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	For the period December 20, 2007 (commencement of operations) to February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 177,956	$ 18,521
Net realized gain (loss)	(182,122)	(62,818)
Change in net unrealized appreciation (depreciation)	(1,332,021)	(309,373)
Net increase (decrease) in net assets resulting from operations	(1,336,187)	(353,670)
Distributions to shareholders from net investment income	(18,586)	-
Distributions to shareholders from net realized gain	(9,293)	-
Total distributions	(27,879)	-
Share transactions Proceeds from sales of shares	6,625,662	7,796,232
Reinvestment of distributions	27,221	-
Cost of shares redeemed	(1,737,062)	(169,952)
Net increase (decrease) in net assets resulting from share transactions	4,915,821	7,626,280
Redemption fees	100	650
Total increase (decrease) in net assets	3,551,855	7,273,260

Net Assets
Beginning of period	7,273,260	-
End of period (including undistributed net investment income of $177,891 and undistributed net investment income of $18,521, respectively)	$ 10,825,115	$ 7,273,260
Other Information Shares
Sold	714,820	795,634
Issued in reinvestment of distributions	2,902	-
Redeemed	(193,754)	(18,150)
Net increase (decrease)	523,968	777,484

Financial Highlights

Six months ended August 31, 2008

Year ended February 29,

(Unaudited)

2008 E

Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.03
Net realized and unrealized gain (loss)	(1.16)	(.68)
Total from investment operations	(1.00)	(.65)
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.03)	-
Redemption fees added to paid in capital D, G	-	-
Net asset value, end of period	$ 8.32	$ 9.35
Total Return B, C	(10.73)%	(6.50)%
Ratios to Average Net Assets F
Expenses before reductions	.62% A	.62%A
Expenses net of fee waivers, if any	.62%A	.62%A
Expenses net of all reductions	.62%A	.62%A
Net investment income (loss)	3.58%A	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,825	$ 7,273
Portfolio turnover rate	45%A	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2007 (commencement of operations) to February 29, 2008.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund, Fidelity Small Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' prior federal tax returns remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$ 32,713,612	$ 2,263,765	$ (2,961,879)	$ (698,114)
Fidelity Large Cap Value Enhanced Index Fund	35,461,307	1,171,736	(4,982,878)	(3,811,142)
Fidelity Large Cap Core Enhanced Index Fund	1,131,198,108	41,310,838	(131,303,332)	(89,992,494)
Fidelity Mid Cap Enhanced Index Fund	12,292,657	519,028	(1,081,482)	(562,454)
Fidelity Small Cap Enhanced Index Fund	20,399,709	1,281,333	(1,077,747)	203,586
Fidelity International Enhanced Index Fund	12,235,506	163,390	(1,700,970)	(1,537,580)

Short Term Trading (Redemption) Fees. Shares held in Fidelity Small Cap Enhanced Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund less than 30 days are subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the proceeds of the redeemed shares. All redemption fees are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

3. Operating Policies.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	12,789,230	16,074,005
Fidelity Large Cap Value Enhanced Index Fund	17,272,947	9,537,700
Fidelity Large Cap Core Enhanced Index Fund	415,800,629	182,073,222
Fidelity Mid Cap Enhanced Index Fund	9,155,508	3,158,393
Fidelity Small Cap Enhanced Index Fund	21,831,395	8,062,707
Fidelity International Enhanced Index Fund	7,376,175	2,014,428

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers®, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. For these services, the Funds pay a monthly management fee to Strategic Advisers. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to Strategic Advisers by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Large Cap Growth Enhanced Index Fund	.30%
Fidelity Large Cap Value Enhanced Index Fund	.30%
Fidelity Large Cap Core Enhanced Index Fund	.30%
Fidelity Mid Cap Enhanced Index Fund	.45%
Fidelity Small Cap Enhanced Index Fund	.52%
Fidelity International Enhanced Index Fund	.47%

In addition, under the expense contract, Strategic Advisers pays class-level expenses of each of the Funds so that the total expenses do not exceed certain amounts of each fund's average net assets with certain exceptions, as noted in the following table:

Fidelity Large Cap Growth Enhanced Index Fund	.45%
Fidelity Large Cap Value Enhanced Index Fund	.45%
Fidelity Large Cap Core Enhanced Index Fund	.45%
Fidelity Mid Cap Enhanced Index Fund	.60%
Fidelity Small Cap Enhanced Index Fund	.67%
Fidelity International Enhanced Index Fund	.62%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode® Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each fund paid transfer agent fees at the annualized rate of 0.15% of average net assets.

6. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Schedule of Investments list each of the Fidelity Central Funds held at period end as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Securities Lending Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Large Cap Growth Enhanced Index Fund	$ 665
Fidelity Large Cap Value Enhanced Index Fund	1,981
Fidelity Large Cap Core Enhanced Index Fund	26,424

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction

Fidelity Large Cap Value Enhanced Index Fund	$ 12
Fidelity Large Cap Core Enhanced Index Fund	638
Fidelity Mid Cap Enhanced Index Fund	15
Fidelity Small Cap Enhanced Index Fund	7
Fidelity International Enhanced Index Fund	2

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owner of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %

Fidelity Large Cap Growth Enhanced Index Fund	15%
Fidelity Large Cap Value Enhanced Index Fund	14%
Fidelity Mid Cap Enhanced Index Fund	40%
Fidelity Small Cap Enhanced Index Fund	23%
Fidelity International Enhanced Index Fund	39%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Geode Capital Management, LLC
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

GEI-USAN-1008
1.855141.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	October 29, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	October 29, 2008